Annual Report o December 31, 1998


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                                New York Tax Free
                                Income Portfolio




                                   [GRAPHIC]
                                      BONDS






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                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED O NO BANK GUARANTEE O MAY LOSE VALUE
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

TABLE OF CONTENTS

CitiFunds New York Tax Free Income Portfolio


Letter to Our Shareholders                                                     1
 ................................................................................
Portfolio Environment and Outlook                                              2
 ................................................................................
Fund Facts                                                                     4
 ................................................................................
Portfolio Highlights                                                           4
 ................................................................................
Fund Performance                                                               5
 ................................................................................
Portfolio of Investments                                                       6
 ................................................................................
Statement of Assets and Liabilities                                           12
 ................................................................................
Statement of Operations                                                       13
 ................................................................................
Statement of Changes in Net Assets                                            14
 ................................................................................
Financial Highlights                                                          15
 ................................................................................
Notes to Financial Statements                                                 16
 ................................................................................
Independent Auditors' Report                                                  20
 ................................................................................

LETTER TO OUR SHAREHOLDERS

Dear Shareholder:

   This annual report covers the period from January 1, 1998, through December 31, 1998, for the CitiFundsSM New York Tax Free Income Portfolio. Inside, the CitiFunds' investment manager, Citibank, N.A., discusses the market conditions it faced, the strategies it employed and its outlook for the future.

   Much of the 12-month period saw a continuation of generally positive economic conditions in the United States. Low inflation and declining interest rates were generally positive influences on the New York municipal bonds in which the Portfolio invests.

   Other financial markets, however, especially stocks, experienced heightened turbulence in 1998. In our view, the recent market volatility once again confirms the benefits of diversification. By allocating your investment assets among a number of different markets, you may be able to reduce the effects of volatility on your overall portfolio. In our view, CitiFunds New York Tax Free Income Portfolio can play a valuable role in such a diversified investment portfolio.

   Thank you for your continued confidence and participation.

Sincerely,

/s/ Philip W. Coolidge

Philip W. Coolidge
President
January 20, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

     Tax-exempt securities from New York provided good results in 1998. A slowing economy, persistently low inflation and declining long-term interest rates helped support a modest increase in the prices of most municipal bonds, contributing to above-average total rates of return.

     However,  New York  municipal  bond  prices  did not rally as  strongly  as taxable U.S. Treasury bond prices during the year. That's because direct obligations of the federal government benefited from the first federal budget surplus in recent memory, which reduced the government's need to issue U.S. Treasury securities. In addition, U.S. Treasury securities were the beneficiaries of a worldwide "flight to quality" during the second and third quarters of 1998, when the spreading global currency and credit crisis caused domestic and foreign investors to flock to the relative "safe haven" of government bonds. In fact, yields on U.S. Treasury bonds fell to their lowest levels in more than 30 years.

     While New York municipal bonds benefited from the same macroeconomic forces as U.S. Treasury securities, the two sectors of the bond market were subject to different supply-and-demand influences. Whereas issuance of U.S. Treasury bonds declined, issuance of tax-exempt bonds rose when many of New York's municipalities took advantage of low interest rates to finance new projects and refinance existing debt. At the same time, demand for longer term municipal bonds remained moderate during a year in which many individual investors, attracted by the high recent returns in the stock market, chose equities over tax-exempt fixed-income securities. Finally, because non-U.S. residents and institutional investors generally receive no tax advantages from municipal bonds, there was no additional demand generated from these sources during this past summer's flight to quality.

     As a result of the different influences affecting municipal bonds and their taxable counterparts, New York municipal bonds became quite inexpensive relative to their historical relationship with U.S. Treasury securities. During a brief period in October, some municipal bond yields equaled the yields of comparable taxable government bonds for the first time since 1986, when tax reform caused structural dislocations in the fixed-income marketplace. In effect, buyers of municipal bonds during October received the federal, state and New York City income-tax exemptions for free! Between October and year-end, municipal bond yields moderated somewhat relative to U.S. Treasury securities, but they have remained inexpensive relative to historical averages.

     In this environment, we maintained the portfolio's average maturity toward the long end of its range. This strategy enabled us to lock in higher yields for a longer period as interest rates fell. Throughout the year, we found value in high-quality, intermediate-term bonds with protection against "calls," or early redemption by their issuers. Early in the year, we took advantage of the relatively high yields provided by municipal bonds issued to finance housing projects. Later in the year, we focused on general obligation bonds backed by the general taxation authority of their issuers.

     Our outlook for the New York tax-exempt bond market remains positive. In our analysis, the state's municipalities are more fiscally sound than at any time in recent memory. The state has run a budget surplus for the past several years. Even New York City, which has a relatively long history of financial problems, appears to be continuing to improve its credit profile. This opinion was apparently shared by the major bond rating agencies, which upgraded New York City's credit rating in 1998.

     Our  economic  forecast  calls  for  slow  growth,  low  inflation  and  an accommodative monetary policy. In fact, the Federal Reserve Board already reduced key short-term interest rates three times in the second half of 1998, their first change in monetary policy since early 1997. If the yield relationship between municipal bonds and U.S. Treasury securities returns to levels more consistent with historical averages, as we expect, 1999 may be another particularly good year for tax-exempt investments from New York issuers.

FUND FACTS


Fund Objective

To generate high levels of current income exempt from federal, New York State and New York City personal income taxes+ and to preserve the value of its shareholders' investment through investing in debt obligations consisting primarily of municipal bonds and notes.

Investment Manager                      Dividends
Citibank, N.A.                          Declared daily, paid monthly, if any

Commencement of Operations              Capital Gains
September 8, 1986                       Distributed semi-annually, if any

Net Assets as of 12/31/98               Benchmarks
$459.6 million                          o Lipper New York State Municipal
                                          Bond Funds Average
                                        o Lehman Municipal Bond Index

+    A portion of the income may be subject to the Federal  Alternative  Minimum
     Tax.
     Consult your personal tax advisor.


PORTFOLIO HIGHLIGHTS

Portfolio Diversification as of December 31, 1998

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

        *Short-term .......................................    7.0%
         General Obligation Bonds .........................   15.0%
         Healthcare .......................................    6.0%
         Housing Revenues .................................    6.0%
         Power Revenues ...................................    7.0%
         Sales Tax Revenues ...............................    0.04
         State Agencies ...................................   22.0%
         Transportation Revenue ...........................   24.0%
         Water/Sewer Revenues .............................    6.0%
         Other Revenues ...................................    3.0%


                      *Includes cash and net other assets

FUND PERFORMANCE

Total Returns


                                                       One      Five      Ten
All Periods Ending December 31, 1998                   Year     Years*    Years*
================================================================================
CitiFunds New York Tax Free Income Portfolio           6.89%    5.66%     7.58%
Lipper New York State Municipal Bond Funds Average     5.64%    5.17%     7.57%
Lehman Municipal Bond Index                            6.48%    6.22%     8.22%

* Average Annual Total Return

30-Day SEC Yield               4.01%
Income Dividends Per Share    $0.499


Growth of a $10,000 Investment

A $10,000  investment   in the Fund made ten  years ago  (12/31/88)   would have
grown  to $20,773 (as of   12/31/98).  The graph   shows how this   compares  to
its benchmark over  the same period.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                            CitiFunds
                            New York                           Lehman
                            Tax Free      Lipper New York    Municipal
                             Income       State Municipal    Bond Index
           Date             Portfolio     Bond Funds Avg.    (unmanaged)
           ----            -----------    ---------------    ----------
         12/31/88            10,000           10,000           10,000
          1/31/89            10,125           10,143           10,207
          2/28/89             9,974           10,054           10,090
          3/31/89            10,008           10,039           10,066
          4/30/89            10,299           10,295           10,305
          5/31/89            10,542           10,490           10,519
          6/30/89            10,676           10,629           10,662
          7/31/89            10,816           10,739           10,807
          8/31/89            10,654           10,634           10,701
          9/30/89            10,526           10,586           10,670
         10/31/89            10,676           10,677           10,800
         11/30/89            10,867           10,841           10,989
         12/31/89            10,973           10,928           11,079
          1/31/90            10,853           10,813           11,026
          2/28/90            10,900           10,904           11,125
          3/31/90            10,904           10,877           11,129
          4/30/90            10,732           10,741           11,048
          5/31/90            11,022           11,017           11,289
          6/30/90            11,174           11,147           11,388
          7/31/90            11,422           11,355           11,556
          8/31/90            11,150           11,121           11,389
          9/30/90            11,088           11,075           11,395
         10/31/90            11,237           11,185           11,602
         11/30/90            11,599           11,440           11,835
         12/31/90            11,624           11,478           11,887
          1/31/91            11,819           11,634           12,046
          2/28/91            11,803           11,698           12,151
          3/31/91            11,802           11,741           12,155
          4/30/91            11,986           11,924           12,317
          5/31/91            12,089           12,017           12,427
          6/30/91            12,078           12,005           12,415
          7/31/91            12,257           12,199           12,566
          8/31/91            12,435           12,375           12,731
          9/30/91            12,633           12,561           12,897
         10/31/91            12,765           12,681           13,013
         11/30/91            12,778           12,699           13,050
         12/31/91            13,058           12,961           13,330
          1/31/92            13,012           12,889           13,360
          2/29/92            13,045           12,937           13,364
          3/31/92            13,005           12,979           13,369
          4/30/92            13,089           13,116           13,488
          5/31/92            13,309           13,308           13,647
          6/30/92            13,578           13,583           13,876
          7/31/92            14,045           14,080           14,292
          8/31/92            13,841           13,866           14,153
          9/30/92            13,889           13,908           14,245
         10/31/92            13,638           13,677           14,105
         11/30/92            13,949           14,012           14,358
         12/31/92            14,084           14,191           14,504
          1/31/93            14,307           14,366           14,673
          2/28/93            14,855           14,935           15,204
          3/31/93            14,733           14,782           15,043
          4/30/93            14,845           14,945           15,195
          5/31/93            14,878           15,050           15,280
          6/30/93            15,124           15,303           15,535
          7/31/93            15,130           15,298           15,556
          8/31/93            15,390           15,631           15,879
          9/30/93            15,568           15,805           16,060
         10/31/93            15,594           15,835           16,091
         11/30/93            15,454           15,658           15,949
         12/31/93            15,778           15,986           16,286
          1/31/94            15,931           16,156           16,471
          2/28/94            15,538           15,750           16,045
          3/31/94            14,834           15,042           15,392
          4/30/94            14,862           15,057           15,522
          5/31/94            14,987           15,204           15,657
          6/30/94            14,805           15,098           15,567
          7/31/94            15,100           15,363           15,852
          8/31/94            15,171           15,414           15,901
          9/30/94            14,874           15,118           15,667
         10/31/94            14,589           14,789           15,388
         11/30/94            14,261           14,386           15,110
         12/31/94            14,599           14,785           15,442
          1/31/95            15,005           15,202           15,884
          2/28/95            15,442           15,691           16,346
          3/31/95            15,618           15,825           16,534
          4/30/95            15,632           15,844           16,554
          5/31/95            16,222           16,354           17,082
          6/30/95            15,999           16,135           16,933
          7/31/95            16,074           16,235           17,094
          8/31/95            16,285           16,418           17,311
          9/30/95            16,330           16,504           17,420
         10/31/95            16,693           16,771           17,673
         11/30/95            17,058           17,093           17,966
         12/31/95            17,211           17,269           18,139
          1/31/96            17,288           17,347           18,276
          2/29/96            17,072           17,201           18,152
          3/31/96            16,810           16,917           17,920
          4/30/96            16,733           16,846           17,870
          5/31/96            16,763           16,844           17,862
          6/30/96            16,952           17,023           18,057
          7/31/96            17,107           17,185           18,220
          8/31/96            17,055           17,143           18,216
          9/30/96            17,354           17,409           18,471
         10/31/96            17,511           17,583           18,680
         11/30/96            17,828           17,900           19,022
         12/31/96            17,729           17,809           18,942
          1/31/97            17,758           17,803           18,978
          2/28/97            17,933           17,963           19,152
          3/31/97            17,701           17,732           18,898
          4/30/97            17,846           17,886           19,056
          5/31/97            18,155           18,152           19,344
          6/30/97            18,366           18,336           19,551
          7/31/97            18,927           18,895           20,093
          8/31/97            18,690           18,676           19,904
          9/30/97            18,904           18,889           20,141
         10/31/97            19,036           19,000           20,269
         11/30/97            19,134           19,105           20,389
         12/31/97            19,434           19,408           20,687
          1/31/98            19,669           19,597           20,900
          2/28/98            19,631           19,589           20,906
          3/31/98            19,644           19,593           20,925
          4/30/98            19,529           19,438           20,831
          5/31/98            19,915           19,788           21,160
          6/30/98            19,989           19,863           21,242
          7/31/98            19,995           19,891           21,296
          8/31/98            20,368           20,223           21,626
          9/30/98            20,658           20,476           21,896
         10/31/98            20,632           20,396           21,896
         11/30/98            20,694           20,457           21,972
         12/31/98            20,774           20,498           22,027

The graph assumes all dividends and distributions are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures are provided in accordance with SEC guidelines for comparative purposes for prospective investors. Total returns reflect certain voluntary fee waivers which may be terminated. If the waivers were not in place, total returns would be lower.

Total returns and yields do not reflect initial sales charges in effect as of January 4, 1999. If sales charges had been in effect during periods prior to December 31, 1998, the Funds' total returns and yields would have been lower.

CitiFunds New York Tax Free Income Portfolio
PORTFOLIO OF INVESTMENTS                                       December 31, 1998

Moody's
Bond                                          Principal
Rating                                          Amount
(Unaudited)    Issuer                      (000's omitted)           Value
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 92.8%
--------------------------------------------------------------------------------
General Obligation Bonds -- 14.8%
--------------------------------------------------------------------------------
Aaa     Nassau County, NY,
          Series I,
          5.00% due 10/01/08                   $ 1,410              $  1,494,656
Aaa     Nassau County, NY,
          Series Y,
          5.00% due 3/01/11                      3,650                 3,795,453
A3      New York City, NY,
          5.375% due 8/01/14                     7,555                 7,834,988
A3      New York City, NY,
          5.50% due 8/15/08                      4,180                 4,533,503
A3      New York City, NY,
          6.25% due 5/15/07                      2,020                 2,307,709
A3      New York City, NY,
          Series A,
          6.25% due 8/01/12                      3,200                 3,568,192
A3      New York City, NY,
          Series B,
          6.20% due 8/15/06                      6,500                 7,401,355
A3      New York City, NY,
          Series B, Unrefunded,
          6.375% due 8/15/11                     1,185                 1,326,762
A3      New York City, NY,
          Series F,
          5.25% due 8/01/17                     10,250                10,395,755
A3      New York City, NY,
          Series F,
          6.00% due 8/01/12                      2,000                 2,198,460
A3      New York City, NY,
          Series F, Prerefunded,
          7.65% due 2/01/06                      2,700                 3,038,661
Aaa     New York City, NY,
          Series F, Prerefunded,
          8.40% due 11/15/06                     1,825                 2,082,818
A2      New York State,
          5.25% due 9/15/12                      2,000                 2,121,540
A2      New York State,
          5.25% due 9/15/13                      3,000                 3,146,190
A2      New York State,
          5.25% due 3/01/15                      6,115                 6,394,761
Aaa     Suffolk County, NY,
          5.25% due 4/01/11                      1,585                 1,706,649
Aaa     Suffolk County, NY,
          5.25% due 4/01/12                      1,480                 1,592,761
Aaa     Suffolk County, NY,
          5.25% due 4/01/13                      1,230                 1,315,411
Aaa     Syracuse, NY,
          5.25% due 12/01/10                     1,565                 1,690,184
                                                                    ------------
                                                                      67,945,808
                                                                    ------------

Healthcare -- 6.2%
--------------------------------------------------------------------------------
Aaa     New York State
          Dormitory Authority,
          Catholic Healthcare
          West,
          5.125% due 1/15/12                     5,000                 5,212,150
Aaa     New York State
          Dormitory Authority,
          Hospital,
          5.10% due 2/15/12                      5,000                 5,184,450
Aaa     New York State
          Dormitory Authority,
          Hospital,
          5.20% due 2/15/13                      2,330                 2,415,511
Aaa     New York State
          Dormitory Authority,
          North Shore
          University,
          5.50% due 11/01/12                     2,485                 2,733,102
Aaa     New York State
          Dormitory Authority,
          North Shore
          University,
          5.50% due 11/01/14                     4,000                 4,344,720
Aaa     New York State
          Dormitory Authority,
          Presbyterian Hospital,
          5.50% due 2/01/10                      4,835                 5,292,488
Aaa     New York State
          Dormitory Authority,
          St. Josephs,
          5.25% due 7/01/18                      2,000                 2,045,320
Aaa     New York State
          Medical Care
          Facilities
          6.90% due 8/15/34                      1,000                 1,168,460
                                                                    ------------
                                                                      28,396,201
                                                                    ------------

Housing Revenue -- 6.4%
--------------------------------------------------------------------------------
Aaa     New York State Housing
          Finance Agency, ETM,
          5.00% due 11/01/11                     2,005                 2,077,822
Aaa     New York State Housing
          Finance Agency, ETM,
          5.25% due 9/15/12                      2,000                 2,082,360
Aaa     New York State Housing
          Finance Agency, ETM,
          5.875% due 9/15/14                     4,000                 4,259,840

CitiFunds New York Tax Free Income Portfolio
PORTFOLIO OF INVESTMENTS                                       December 31, 1998

Moody's
Bond                                          Principal
Rating                                          Amount
(Unaudited)    Issuer                      (000's omitted)           Value
--------------------------------------------------------------------------------
Aaa     New York State Housing
          Finance Agency, ETM,
          7.90% due 11/01/06                   $ 5,750              $  6,887,695
Aa      New York State
          Mortgage Agency
          Revenue, AMT,
          5.25% due 10/01/17                     3,000                 3,015,390
Aa      New York State
          Mortgage Agency
          Revenue, AMT,
          5.35% due 10/01/18                     3,200                 3,238,336
Aa      New York State
          Mortgage Agency
          Revenue, AMT,
          7.25% due 10/01/07                     6,075                 6,466,412
Aa      New York State
          Mortgage Agency
          Revenue, AMT,
          7.75% due 10/01/23                     1,420                 1,519,471
                                                                    ------------
                                                                      29,547,326
                                                                    ------------

Power Revenue --6.8%
--------------------------------------------------------------------------------
Aaa     Long Island Power
          Authority, New York,
          5.125% due 04/01/11                    3,000                 3,155,460
Aaa     Long Island Power
          Authority, New York,
          5.125% due 04/01/12                    3,000                 3,131,430
Aaa     Long Island Power
          Authority, New York,
          5.125% due 12/01/22                   12,420                12,531,532
Aaa     Long Island Power
          Authority, New York,
          5.50% due 12/01/12                     4,220                 4,666,265
Aaa     Puerto Rico Electric
          Power Authority,
          Series DD,
          5.00% due 7/01/11                      3,750                 3,961,538
Baa1    Puerto Rico Elecric
          Power Authority,
          Series U,
          6.00% due 7/01/14                      2,750                 3,019,857
Baa1    Puerto Rico Electric
          Power Authority,
          Series Z, 5.25%
          due 7/01/21                            1,000                 1,010,940
                                                                    ------------
                                                                      31,477,022
                                                                    ------------

Sales Tax Revenue -- 3.7%
--------------------------------------------------------------------------------
Aa3     New York City NY,
          Transitional,
          Series A,
          4.90% due 8/15/10                      2,000                 2,078,800
Aa3     New York City NY,
          Transitional,
          Series A,
          5.00% due 8/15/12                      5,000                 5,157,700
Aa3     New York City NY,
          Transitional,
          Series A,
          5.00% due 8/15/14                      1,720                 1,751,115
Aa3     New York City NY,
          Transitional,
          Series A,
          5.00% due 8/15/16                      2,300                 2,314,950
Aa3     New York City NY,
          Transitional,
          Series A,
          5.00% due 5/01/17                      1,575                 1,583,001
Aa3     New York City NY,
          Transitional,
          Series A,
          5.125% due 8/15/21                     4,000                 4,011,160
                                                                    ------------
                                                                      16,896,726
                                                                    ------------

State Agencies -- 21.6%
--------------------------------------------------------------------------------
Aaa     New York State
          Dormitory Authority,
          City University,
          5.00% due 7/01/20                      2,000                 1,999,980
Aaa     New York State
          Dormitory Authority,
          City University,
          5.60% due 7/01/10                     10,550                11,224,884
Aaa     New York State
          Dormitory Authority,
          City University,
          5.75% due 7/01/18                      3,000                 3,358,110
Baa1    New York State
          Dormitory Authority,
          Court Facilities,
          5.25% due 5/15/21                      1,000                 1,004,220
A3      New York State
          Dormitory Authority,
          Mental Health Services,
          5.00% due 2/15/11                      1,485                 1,527,025

CitiFunds New York Tax Free Income Portfolio
PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1998

Moody's
Bond                                          Principal
Rating                                          Amount
(Unaudited)    Issuer                      (000's omitted)           Value
--------------------------------------------------------------------------------
A3      New York State
          Dormitory Authority,
          Mental Health Services,
          5.50% due 8/15/17                    $ 3,000              $  3,124,980
A3      New York State
          Dormitory Authority,
          Mental Health Services,
          6.50% due 2/15/11                      1,610                 1,893,135
Aaa     New York State
          Dormitory Authority,
          New York University,
          5.75% due 7/01/11                      1,000                 1,124,520
Aaa     New York State
          Dormitory Authority,
          New York University,
          5.75% due 7/01/27                      6,300                 7,128,135
Aaa     New York State
          Dormitory Authority,
          State University,
          5.00% due 7/01/18                      2,000                 1,995,040
Aaa     New York State
          Dormitory Authority,
          State University,
          5.00% due 5/15/18                      5,000                 5,012,600
Aaa     New York State
          Dormitory Authority,
          State University,
          5.00% due 5/15/20                      4,680                 4,679,719
A3      New York State
          Dormitory Authority,
          State University,
          5.25% due 5/15/13                      2,030                 2,141,162
Aaa     New York State
          Dormitory Authority,
          State University,
          5.25% due 5/15/14                      3,000                 3,090,450
A3      New York State
          Dormitory Authority,
          State University,
          5.40% due 5/15/23                      1,690                 1,719,626
A3      New York State
          Local Government
          Assistance, Series A,
          5.25% due 4/01/19                      4,000                 4,108,640
A3      New York State
          Local Government
          Assistance, Series A,
          5.375% due 4/01/12                     2,475                 2,625,604
A3      New York State
          Local Government
          Assistance, Series E,
          6.00% due 4/01/14                      2,000                 2,296,980
Baa1    New York State
          Urban Development
          Authority,
          5.125% due 4/01/17                     7,570                 7,620,719
Baa1    New York State
          Urban Development
          Authority, Community
          Enhancement,
          5.125% due 4/01/18                     1,500                 1,521,000
Baa1    New York State
          Urban Development
          Authority,
          Correctional Cap,
          5.25% due 1/01/09                      3,500                 3,776,465
Baa1    New York State
          Urban Development
          Authority,
          Correctional Cap,
          5.25% due 1/01/13                      2,500                 2,585,575
Baa1    New York State
          Urban Development
          Authority,
          Correctional Cap,
          5.50% due 1/01/09                      1,000                 1,082,230
Baa1    New York State
          Urban Development
          Authority,
          Correctional Cap,
          5.75% due 1/01/13                     14,500                15,501,805
Baa1    New York State
          Urban Development
          Authority, State
          Facilities,
          5.50% due 4/01/07                      3,000                 3,238,620
Baa1    New York State
          Urban Development
          Authority,
          Youth Facilities,
          5.875% due 4/01/09                     1,245                 1,357,735
Aaa     St. Lawrence County,
          NY, Industrial
          Development Authority,
          5.625% due 7/01/13                     2,185                 2,337,710
                                                                    ------------
                                                                      99,076,669
                                                                    ------------

CitiFunds New York Tax Free Income Portfolio
PORTFOLIO OF INVESTMENTS                                       December 31, 1998

Moody's
Bond                                          Principal
Rating                                          Amount
(Unaudited)    Issuer                      (000's omitted)           Value
--------------------------------------------------------------------------------
Transportation Revenue -- 24.3%
--------------------------------------------------------------------------------
Baa1    Metropolitan
          Transportation
          Authority, NY,
          5.125% due 7/01/12                   $ 4,000              $  4,173,120
Baa1    Metropolitan
          Transportation
          Authority, NY,
          5.50% due 7/01/12                      2,380                 2,535,914
Baa1    Metropolitan
          Transportation
          Authority, NY,
          5.75% due 7/01/13                      1,000                 1,107,190
Baa1    Metropolitan
          Transportation
          Authority, NY,
          5.25% due 7/01/17                      3,000                 3,043,470
Baa1    Metropolitan
          Transportation
          Authority, NY,
          5.625% due 7/01/25                     1,940                 2,047,728
Aaa     Metropolitan
          Transportation
          Authority, NY,
          5.125% due 7/01/17                     2,300                 2,336,938
Baa1    Metropolitan
          Transportation
          Authority, NY,
          Series A,
          5.25% due 7/01/07                      2,000                 2,135,360
Baa1    Metropolitan
          Transportation
          Authority, NY,
          Series A,
          7.00% due 7/01/06                      4,000                 4,744,080
Aaa     Metropolitan
          Transportation
          Authority, NY,
          Series C
          5.125% due 7/01/14                     4,000                 4,113,400
Baa1    Metropolitan
          Transportation
          Authority, NY,
          Series O,
          5.75% due 7/01/13                      3,000                 3,321,570
Aaa     Metropolitan
          Transportation
          Authority, NY,
          Series Q,
          5.125% due 7/01/13                     2,555                 2,644,067
Aaa     New York State
          Thruway Authority,
          Series A,
          5.50% due 4/01/07                      3,740                 4,091,672
Aaa     New York State
          Thruway Authority,
          Series B,
          5.25% due 4/01/14                      3,000                 3,131,880
Aaa     New York State
          Thruway Authority,
          Series C,
          5.00% due 4/01/13                      2,000                 2,048,260
Aaa     New York State
          Thruway Authority,
          Series C,
          5.00% due 4/01/16                      3,500                 3,523,695
Aaa     New York State
          Thruway Authority,
          Series C,
          5.25% due 4/01/12                      5,000                 5,286,400
Aaa     New York State
          Thruway Authority,
          Series C,
          5.25% due 4/01/15                      2,070                 2,146,362
Aa3     New York State
          Thruway Authority,
          Series E,
          5.00% due 1/01/16                      5,045                 5,101,554
Aaa     New York State
          Thruway Authority,
          Series E,
          5.25% due 1/01/12                      2,000                 2,114,140
Aaa     New York State
          Thruway Authority,
          Series E,
          5.25% due 1/01/13                      9,500                 9,963,315
Aaa     New York State
          Thruway Authority,
          Series E,
          5.25% due 1/01/15                      5,000                 5,183,000
Baa1    New York State
          Thruway Authority,
          Local Highway,
          5.25% due 4/01/10                      2,900                 3,037,808

CitiFunds New York Tax Free Income Portfolio
PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1998

Moody's
Bond                                          Principal
Rating                                          Amount
(Unaudited)    Issuer                      (000's omitted)           Value
--------------------------------------------------------------------------------
Baa1    New York State
          Thruway Authority,
          Local Highway,
          6.00% due 4/01/07                    $ 6,750              $  7,518,488
Baa1    New York State
          Thruway Authority,
          Local Highway,
          Series A,
          5.25% due 4/01/12                      5,000                 5,286,400
Baa1    New York State
          Thruway Authority,
          Local Highway,
          Series B,
          5.25% due 4/01/15                     10,000                10,368,900
Baa1    New York State
          Thruway Authority,
          Local Highway,
          Series B,
          5.375% due 4/01/13                     7,070                 7,486,069
Aaa     Puerto Rico
          Commonwealth
          Highway Authority,
          5.50% due 7/01/15                      1,000                 1,095,900
Aaa     Triborough Bridge
          and Tunnel
          Authority, NY,
          5.25% due 1/01/13                      2,000                 2,105,060
                                                                    ------------
                                                                     111,691,740
                                                                    ------------

Water and Sewer Revenue -- 6.2%
--------------------------------------------------------------------------------
A1      New York State
          Environmental
          Facilities,
          5.00% due 7/15/12                      1,460                 1,509,129
A1      New York State
          Environmental
          Facilities,
          5.15% due 10/15/19                     3,500                 3,549,140
A1      New York State
          Environmental
          Facilities,
          5.25% due 6/15/13                      5,000                 5,259,400
A1      New York State
          Environmental
          Facilities,
          5.25% due 6/15/14                      3,500                 3,652,985
Aa      New York State
          Environmental
          Facilities,
          5.75% due 6/15/11                      5,000                 5,615,750
Aa      New York State
          Environmental
          Facilities,
          7.00% due 6/15/12                      3,250                 3,561,545
A1      New York State
          Environmental
          Facilities,
          7.125% due 7/01/12                     2,100                 2,230,683
Aa      New York State
          Environmental
          Facilities,
          7.50% due 6/15/12                      3,000                 3,212,340
                                                                    ------------
                                                                      28,590,972
                                                                    ------------

Other Revenue --2.8%
--------------------------------------------------------------------------------
A1      New York City
          Industrial
          Development
          Authority, Terminal Group
          One, AMT,
          6.125% due 1/01/24                     5,000                 5,378,850
        Terminal Group
          One, AMT,
NR      New York City
          Industrial
          Development Authority,
          7.00% due 5/01/08                        800                   873,568
Aaa     Port Authority of
          New York and
          New Jersey, AMT,
          5.125% due 11/15/12                    2,660                 2,756,824
NR      Port Authority of
          New York and
          New Jersey,
          Special Obligation,
          6.75% due 10/01/19                     3,500                 3,888,605
                                                                    ------------
                                                                      12,897,847
                                                                    ------------
Total Municipal Bonds
  (Identified Cost $413,612,768)                                     426,520,311
                                                                    ------------

CitiFunds New York Tax Free Income Portfolio
PORTFOLIO OF INVESTMENTS                                       December 31, 1998

Moody's
Bond                                          Principal
Rating                                          Amount
(Unaudited)    Issuer                      (000's omitted)           Value
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES*
at AMORTIZED COST -- 3.0%
--------------------------------------------------------------------------------
VMIG1   Faculty Municipal Trust,
          5.25% due 01/01/18                   $ 1,650              $  1,650,000
VMIG1   Long Island Power
          Authority,
          3.80% due 05/01/33                     1,200                 1,200,000
VMIG1   New York, NY,
          5.00% due 08/01/21                     2,300                 2,300,000
VMIG1   New York City,
          NY, Housing
          Development Corp.
          3.80% due 11/15/19                     3,500                 3,500,000
VMIG1   New York State
          Job Development
          Authority,
          5.10% due 03/01/07                     1,000                 1,000,000
VMIG1   New York State
          Thruway Authority,
          5.20% due 01/01/27                     3,900                 3,900,000
                                                                    ------------
Variable Rate Demand
  Notes at
  Amortized Cost
  (Identified Cost
  $13,550,000)                                                        13,550,000
                                                                    ------------
Total Investments
  (Identified Cost
  $427,162,768)                                  95.8%               440,070,311
Other Assets, Less
  Liabilities                                     4.2%                19,521,056
                                                -----               ------------
Net Assets                                      100.0%              $459,591,367
                                                =====               ============

* Variable rate demand notes have a demand feature, under which the Fund could tender them back to the issuer on no more than 7 day's notice.

AMT -- Subject to Alternative Minimum Tax

ETM -- -Escrow to Maturity for timely payment of principal.

See notes to financial statements

CitiFunds New York Tax Free Income Portfolio
STATEMENT OF ASSETS AND LIABILITIES

December 31, 1998 (Unaudited)

Assets:
Investments, at value (Note 1A) (Identified Cost, $427,162,768)                 $ 440,070,311
Cash                                                                                  175,785
Interest receivable                                                                 7,363,427
Receivable for shares of beneficial interest sold                                  15,770,848
---------------------------------------------------------------------------------------------
    Total assets                                                                  463,380,371
---------------------------------------------------------------------------------------------
Liabilities:
Payable for investments purchased                                                   1,517,097
Payable for shares of beneficial interest repurchased                               1,469,838
Dividends payable                                                                     462,751
Payable to affiliate-- Management fees (Note 2)                                       182,024
Accrued expenses and other liabilities                                                157,294
---------------------------------------------------------------------------------------------
    Total liabilities                                                               3,789,004
---------------------------------------------------------------------------------------------
Net Assets for 39,331,201 shares of beneficial interest outstanding             $ 459,591,367
=============================================================================================
Net Assets Consist of:
Paid-in capital                                                                 $ 451,444,996
Accumulated net realized loss on investments                                       (4,822,290)
Unrealized appreciation of investments                                             12,907,543
Undistributed net investment income                                                    61,118
---------------------------------------------------------------------------------------------
    Total                                                                       $ 459,591,367
---------------------------------------------------------------------------------------------
Net Asset Value, Offering Price and Redemption Price Per Share of
  Beneficial Interest                                                                  $11.69
=============================================================================================


See notes to financial statements

CitiFunds New York Tax Free Income Portfolio
STATEMENT OF OPERATIONS

For the Year Ended December 31, 1998 (Unaudited)
============================================================================================
Investment Income (Note 1B):
Interest                                                                        $ 11,207,089
Expenses:
Management fees (Note 2)                                $1,666,267
Distribution fees (Note 3)                                 555,422
Custodian and Fund Accounting fees                          76,188
Audit fees                                                  33,100
Trustee fees                                                20,611
Shareholder reports                                         25,082
Transfer agent fees                                         12,500
Legal fees                                                  18,678
Miscellaneous                                                9,204
--------------------------------------------------------------------------------------------
    Total expenses                                       2,417,052
Less aggregate amounts waived by Manager (Note 2)         (640,046)
--------------------------------------------------------------------------------------------
    Net expenses                                                                   1,777,006
--------------------------------------------------------------------------------------------
Net investment income                                                              9,430,083
--------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions                                       586,919
Net realized loss on futures transactions                                           (296,500)
Net change in unrealized appreciation                                              6,020,732
--------------------------------------------------------------------------------------------
    Net realized and unrealized gain on investments                                6,311,151
--------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                            $ 15,741,234
============================================================================================

See notes to financial statements

CitiFunds New York Tax Free Income Portfolio
STATEMENT OF CHANGES IN NET ASSETS

                                                                           Year Ended                 Year Ended
                                                                        December 31, 1998         December 31, 1997
===================================================================================================================
Increase (Decrease) in Net Assets from
  Operations:
Net investment income                                                     $   9,430,083            $   4,134,575
Net realized gain from investments and futures transactions                     290,419                  480,852
Net change in unrealized appreciation of investments                          6,020,732                2,520,074
-------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                         15,741,234                7,135,501
-------------------------------------------------------------------------------------------------------------------
Dividends Declared to Shareholders from:
Net investment income                                                        (9,457,025)              (4,078,021)
-------------------------------------------------------------------------------------------------------------------
Transactions in Shares of Beneficial Interest
  (Note 5):
Net proceeds from sale of shares                                            438,461,762                2,418,539
Net asset value of shares issued to shareholders from
  reinvestment of dividends                                                   8,905,232                3,999,235
Cost of shares repurchased                                                  (70,037,469)             (15,679,627)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from transactions in
  shares of beneficial interest                                             377,329,525               (9,261,853)
-------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                       383,613,734               (6,204,373)
-------------------------------------------------------------------------------------------------------------------
Net Assets:
Beginning of period                                                          75,977,633               82,182,006
-------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
  income of $61,118 and $88,060, respectively)                            $ 459,591,367            $  75,977,633
===================================================================================================================

See notes to financial statements

CitiFunds National Tax Free Income Portfolio
FINANCIAL HIGHLIGHTS

                                                                       Year Ended December 31,
                                                      -------------------------------------------------------
                                                        1998         1997       1996       1995       1994
=============================================================================================================
Net Asset Value, beginning of period                  $  11.42     $ 10.98    $ 11.25    $ 10.09    $ 11.54
-------------------------------------------------------------------------------------------------------------
Income From Operations:
Net investment income                                    0.487       0.594      0.585      0.607      0.566
Net realized and unrealized
  gain (loss) on investments                             0.282       0.431     (0.267)     1.153     (1.415)
-------------------------------------------------------------------------------------------------------------
    Total from operations                                0.769       1.025      0.318      1.760     (0.849)
-------------------------------------------------------------------------------------------------------------
Less Dividends From:
Net investment income                                   (0.499)     (0.585)    (0.588)    (0.600)    (0.601)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                        $  11.69     $ 11.42    $ 10.98    $ 11.25    $ 10.09
=============================================================================================================
Ratios/Supplemental Data:
Net assets, end of period
  (000's omitted)                                     $459,591     $75,978    $82,182    $90,264    $86,399
Ratio of expenses to average
  net assets                                              0.80%       0.80%      0.80%      0.80%      0.80%
Ratio of net investment income to
  average net assets                                      4.24%       5.31%      5.34%      5.62%      5.52%
Portfolio turnover                                          17%         16%        47%        98%       150%
Total return (A)                                          6.89%       9.62%      3.01%     17.89%     (7.47)%

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the periods indicated and the expenses were not  reduced for fees paid  indirectly for the years  ended after December 31,
1994, the net investment income per share and the ratios would have been as follows:

Net investment income per share                       $  0.454     $ 0.540    $ 0.534    $ 0.555    $ 0.508
Ratios:
Expenses to average net assets                            1.09%       1.28%      1.27%      1.27%      1.27%
Net investment income to average net assets               3.95%       4.83%      4.87%      5.15%      5.05%
=============================================================================================================

(A) Total return does not include the maximum sales charges of 4.50% effective January 4, 1999.

See notes to financial statements

CitiFunds New York Tax Free Income Portfolio
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies CitiFunds New York Tax Free Income Portfolio (formerly Landmark New York Tax Free Income Fund) (the "Fund") is a separate non-diversified series of CitiFunds Tax Free Income Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Manager of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc. ("CFBDS," formerly Landmark Funds Broker Dealer Services, Inc.) acts as the Fund's Sub-Administrator and Distributor.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

     A. Investment Security Valuations Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

     B. Income Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes.

     C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. Dividends by the Fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders. At December 31, 1998, the Fund, for federal income tax purposes, had a capital loss carryover of $4,822,290 which will expire on December 31, 2002. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the

CitiFunds New York Tax Free Income  Portfolio
NOTES TO FINANCIAL STATEMENTS

amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

     D. Distributions The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

     E. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis. Distributions to shareholders and shares issuable to shareholders electing to receive distributions in shares are recorded on the ex-dividend date.

     F. Fees Paid Indirectly The Fund's custodian bank calculates its fee based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

     G. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     H. Futures Contracts The Fund may engage in future transactions. The Fund may use futures contracts in order to protect the Fund from fluctuations in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Fund's portfolio in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Fund's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Fund's exposure to the underlying instrument, or to hedge other fund investments.

     Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

CitiFunds New York Tax Free Income Portfolio
NOTES TO FINANCIAL STATEMENTS (Continued)

     There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.

2. Management Fees Citibank is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citigroup, Inc.

The management fees paid to Citibank, are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.75% of the Funds' average daily net assets. The management fee amounted to $1,666,267 of which $640,046 was voluntarily waived for the year ended December 31, 1998. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. Distribution Fees The Fund has adopted a Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund pays fees for distribution, sales and marketing and shareholder services at an annual rate not to exceed 0.25% of the Fund's average daily net assets. The Distribution fees amounted to $555,422 for the year ended December 31, 1998.

4. Purchases and Sales of Investments Purchases and sales of investments,  other
than  U.S.  Government   securities  and  short-term   obligations,   aggregated
$382,950,795 and $37,483,660, respectively.

5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value). Transactions in shares of beneficial interest were as follows:

                                                        Year Ended                 Year Ended
                                                     December 31, 1998        December 31, 1997
===============================================================================================
Shares sold                                             37,973,237                  216,390
Shares issued to shareholders from reinvestment
  of dividends                                             771,454                  360,022
Shares repurchased                                      (6,064,886)              (1,411,411)
-----------------------------------------------------------------------------------------------
Net increase (decrease)                                 32,679,805                 (834,999)
===============================================================================================

CitiFunds New York Tax Free Income Portfolio
NOTES TO FINANCIAL STATEMENTS

6. Federal Income Tax Basis of Investments The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 1998, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $427,162,768
================================================================================
Gross unrealized appreciation                                      $ 13,116,556
Gross unrealized depreciation                                          (209,013)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $ 12,907,543
================================================================================

7. Line of Credit The Fund, along with other CitiFunds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended December 31, 1998, the commitment fee allocated to the Fund was $586. Since the line of credit was established there have been no borrowings.

8. Subsequent Event Effective January 4, 1999, the Fund will offer two classes of shares: Class A and Class B. Shares of the Fund that are outstanding on January 4, 1999 will be classified as Class A Shares. Investors purchasing shares of the Fund on or after January 4, 1999 may select Class A or Class B, with different sales charges and expense levels. The maximum sales load imposed on purchases of Class A shares will be 4.50% and the maximum deferred sales load on purchases of Class B will be 4.50%.

CitiFunds New York Tax Free Income Portfolio
INDEPENDENT AUDITORS' REPORT

To the Trustees and Shareholders of CitiFunds
New York Tax Free Income Portfolio:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of CitiFunds New York Tax Free Income Portfolio, a separate series of CitiFunds Tax Free Income Trust (the "Trust") (a Massachusetts business trust), as of December 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended December 31, 1998 and 1997, and the financial highlights for each of the years in the five-year period ended December 31, 1998. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of December 31, 1998, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CitiFunds New York Tax Free Income Portfolio at December 31, 1998, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 8, 1999

Trustees and Officers
C. Oscar  Morong, Jr., Chairman
Philip W. Coolidge*,  President
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.

Secretary
Linda T. Gibson*

Treasurer
John R. Elder*

*Affiliated Person of Sub-Administrator and Distributor

Investment Manager
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

Distributor
CFBDS, Inc.
21 Milk Street, 5th Floor
Boston, MA 02109
(617) 423-1679

Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

Auditors
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

Legal Counsel
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

                           THE CITIFUNDS FAMILY

                           Large Cap Stocks
                         o CitiFunds Growth & Income Portfolio
                         o CitiFunds Large Cap Growth Portfolio

                           Small Cap Stocks
                         o CitiFunds Small Cap Value Portfolio
                         o CitiFunds Small Cap Growth Portfolio

                           International Stocks
                         o CitiFunds International Growth & Income Portfolio
                         o CitiFunds International Growth Portfolio

                           Growth with Income
                         o CitiFunds Balanced Portfolio

                           Bonds
                         o CitiFunds Short-Term U.S. Government Income Portfolio
                         o CitiFunds Intermediate Income Portfolio
                         o CitiFunds National Tax Free Income Portfolio
                         o CitiFunds California Tax Free Income Portfolio
                         o CitiFunds New York Tax Free Income Portfolio

                           Money Markets
                         o CitiFunds Cash Reserves
                         o CitiFunds U.S. Treasury Reserves
                         o CitiFunds Tax Free Reserves
                         o CitiFunds California Tax Free Reserves
                         o CitiFunds Connecticut Tax Free Reserves
                         o CitiFunds New York Tax Free Reserves




                           This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

                           For more information contact your Service Agent or call 1-800-625-4554

                           CitiFunds are made available by CFBDS, Inc. as distributor.




(C)1999 Citicorp        [LOGO] Printed on recycled paper            CFA/NYT/1298

                                               Annual Report o December 31, 1998


CitiFunds(SM)

     National Tax Free
     Income Portfolio




                                [GRAPHIC]

                                  BONDS

--------------------------------------------------------------------------------
                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

Table of Contents
CitiFunds National Tax Free Income Portfolio


Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     4
--------------------------------------------------------------------------------
Portfolio Highlights                                                           4
--------------------------------------------------------------------------------
Fund Performance                                                               5
--------------------------------------------------------------------------------
Portfolio of Investments                                                       6
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           10
--------------------------------------------------------------------------------
Statement of Operations                                                       10
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            11
--------------------------------------------------------------------------------
Financial Highlights                                                          12
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 13
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  16
--------------------------------------------------------------------------------

Letter To Our Shareholders


Dear Shareholders:

     This annual report covers the period from January 1, 1998, through December 31, 1998, for the CitiFundsSM National Tax Free Income Portfolio. Inside, the CitiFunds' investment manager, Citibank, N.A., discusses the market conditions it faced, the strategies it employed and its outlook for the future.

     We were very pleased with your Portfolio's performance last year. Much of the 12-month period saw a continuation of generally positive economic conditions in the United States. Low inflation and declining interest rates were generally positive influences on the municipal bonds in which the Portfolio invests.

     Other financial markets, however, especially stocks, experienced heightened turbulence in 1998. In our view, the recent market volatility once again confirms the benefits of diversification. By allocating your investment assets among a number of different markets, you may be able to reduce the effects of volatility on your overall portfolio. In our view, CitiFunds National Tax Free Income Portfolio can play a valuable role in such a diversified investment portfolio.

     Thank you for your continued confidence and participation.

Sincerely,


/s/ PHILIP W. COOLIDGE

Philip W. Coolidge
President
January 20, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

     Tax-exempt  securities  provided  good  results  in 1998.  A  slowing  U.S.
economy, persistently low inflation and declining long-term interest rates helped support a modest increase in the prices of most municipal bonds, contributing to above-average total rates of return.

     However, municipal bond prices did not rally as strongly as taxable U.S. Treasury bond prices during the year. That's because direct obligations of the federal government benefited from the first federal budget surplus in recent memory, which reduced the government's need to issue U.S. Treasury securities. In addition, U.S. Treasury securities were the beneficiaries of a worldwide "flight to quality" during the second and third quarters of 1998, when the spreading global currency and credit crisis caused domestic and foreign investors to flock to the relative "safe haven" of government bonds. In fact, yields on U.S. Treasury bonds fell to their lowest levels in more than 30 years.

     While municipal bonds benefited from the same macroeconomic forces as U.S. Treasury securities, the two sectors of the bond market were subject to different supply-and-demand influences. Whereas issuance of U.S. Treasury bonds declined, issuance of tax-exempt bonds rose when municipalities took advantage of low interest rates to finance new projects and refinance existing debt. At the same time, demand for longer term municipal bonds remained moderate during a year in which many individual investors, attracted by high recent returns in the stock market, chose equities over tax-exempt fixed-income securities. Finally, because non-U.S. residents and institutional investors generally receive no tax advantages from municipal bonds, there was no additional demand generated from these sources during this past summer's flight to quality.

     As a result of the different influences affecting municipal bonds and their taxable counterparts, municipal bonds became quite inexpensive relative to their historical relationship with U.S. Treasury securities. During a brief period in October, some municipal bond yields equaled the yields of comparable taxable government bonds for the first time since 1986, when tax reform caused structural dislocations in the fixed-income marketplace. In effect, buyers of municipal bonds during October received the income-tax exemption for free! Between October and year-end, municipal bond yields moderated somewhat relative to U.S. Treasury securities, but they remained inexpensive relative to historical averages.

     In this environment, we maintained the portfolio's average duration toward the long end of its range. This strategy enabled us to lock in higher yields for a longer period as interest rates fell. Throughout the year, we found value in high-quality, intermediate-term bonds with protection against "calls," or early redemption by their issuers. Early in the year, we took advantage of the relatively high yields provided by municipal bonds issued to finance housing projects. Later in the year, we focused on general obligation bonds backed by the overall taxation authority of their issuers.

     Our outlook for the tax-exempt bond market remains positive. In our analysis, the nation's municipalities are more fiscally sound than at any time in recent memory. Even cities and towns that had persistent financial problems just a few years ago appear to be economically healthier. At the same time, we expect economic conditions to remain good. Our forecast calls for slow growth, low inflation and an accommodative monetary policy. In fact, the Federal Reserve Board already reduced key short-term interest rates three times in the second half of 1998, their first change in monetary policy since early 1997. If the yield relationship between municipal bonds and U.S. Treasury securities returns to levels more consistent with historical averages, as we expect, 1999 may be another particularly good year for tax-exempt investments.

FUND FACTS

Fund Objective

To generate high levels of current income exempt from federal income taxes+ and to preserve the value of its shareholders' investment. The Fund invests primarily in municipal obligations that pay interest that is exempt from federal income taxes.

Investment Manager                       Dividends

Citibank, N.A.                           Declared daily, paid monthly, if any

Commencement of Operations               Capital Gains

August 17, 1995                          Distributed semi-annually, if any

Net Assets as of 12/31/98                Benchmarks

$259.4 million                           Lipper General Municipal
                                         Bond Funds Average
                                         Lehman Municipal 4 Years Plus
                                         Bond Index

+ A portion of the income may be subject to the Federal Alternative Minimum Tax. Consult your personal tax advisor.

PORTFOLIO HIGHLIGHTS

Portfolio Diversification as of December 31, 1998

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                        *Short-Term                  12.0%
                        General Obligation Bonds     29.0%
                        Housing                       6.0%
                        Education                     3.0%
                        Healthcare                    3.0%
                        State Agencies               14.0%
                        Power Revenue                 5.0%
                        Transportation Revenue       24.0%
                        Water/Sewer Revenue           2.0%
                        Other Revenue                 2.0%


                      * includes cash and net other assets

FUND PERFORMANCE
Total Returns
                                                                       Since
                                                         One          8/17/95
All Periods Ending December 31, 1998                     Year       (Inception)*
================================================================================

CitiFunds National Tax Free Income Portfolio              10.05%      9.57%
Lipper General Municipal Bond Funds Average                5.32%      6.10%+
Lehman Municipal 4 Years Plus Bond Index                   6.73%      7.83%+

*    Average Annual Total Return
+    From 8/31/95

30-Day SEC Yield                         4.49%
Income Dividends Per Share              $0.540
Capital Gain Distribution Per Share     $0.023


Growth of a $10,000 Investment

A $10,000 investment in the Fund made on inception date would have grown to $13,614 (as of 12/31/98). The graph shows how this compares to its benchmark over the same period.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                             Lehman Muni           CitiFunds
                            Lipper            4 Years               National
                            General          Plus Bond             Tax Free
Date                       Muni Bond           Index              Income Fund
----                       ---------         -----------          -----------
Aug-95                      $10,000            $10,000              $10,190
Sep-95                      $10,059            $10,065              $10,248
Oct-95                      $10,215            $10,223              $10,456
Nov-95                      $10,412            $10,405              $10,636
Dec-95                      $10,529            $10,513              $10,743
Jan-96                      $10,580            $10,593              $10,840
Feb-96                      $10,497            $10,514              $10,712
Mar-96                      $10,329            $10,366              $10,491
Apr-96                      $10,280            $10,332              $10,434
May-96                      $10,284            $10,326              $10,398
Jun-96                      $10,381            $10,444              $10,549
Jul-96                      $10,472            $10,544              $10,670
Aug-96                      $10,466            $10,539              $10,643
Sep-96                      $10,617            $10,696              $10,817
Oct-96                      $10,732            $10,824              $10,939
Nov-96                      $10,920            $11,034              $11,158
Dec-96                      $10,873            $10,981              $11,099
Jan-97                      $10,873            $10,998              $11,126
Feb-97                      $10,968            $11,106              $11,228
Mar-97                      $10,825            $10,945              $11,071
Apr-97                      $10,914            $11,042              $11,185
May-97                      $11,070            $11,219              $11,355
Jun-97                      $11,194            $11,346              $11,546
Jul-97                      $11,530            $11,687              $11,971
Aug-97                      $11,394            $11,564              $11,833
Sep-97                      $11,254            $11,710              $12,016
Oct-97                      $11,324            $11,788              $12,078
Nov-97                      $11,389            $11,862              $12,139
Dec-97                      $11,570            $12,051              $12,370
Jan-98                      $11,679            $12,183              $12,557
Feb-98                      $11,672            $12,183              $12,551
Mar-98                      $11,674            $12,192              $12,637
Apr-98                      $11,602            $12,129              $12,608
May-98                      $11,790            $12,337              $12,856
Jun-98                      $11,829            $12,386              $12,954
Jul-98                      $11,846            $12,415              $12,971
Aug-98                      $12,030            $12,622              $13,222
Sep-98                      $12,173            $12,795              $13,486
Oct-98                      $12,128            $12,782              $13,492
Nov-98                      $12,164            $12,829              $13,545
Dec-98                      $12,185            $12,861              $13,614


The graph assumes all dividends and distributions are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures are provided in accordance with SEC guidelines for comparative purposes for prospective investors. Total returns reflect certain voluntary fee waivers which may be terminated. If the waivers were not in place, total returns would be lower.

Total returns and yields do not reflect initial sales charges in effect as of January 4, 1999. If sales charges had been in effect during periods prior to December 31, 1998, the Fund's total return and yields would have been lower.

CitiFunds National Tax Free Income Portfolio
PORTFOLIO OF INVESTMENTS                                       December 31, 1998

Moody's
Bond                                                 Principal
Rating                                                Amount
(Unaudited)   Issuer                              (000's omitted)     Value
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 88.4%
--------------------------------------------------------------------------------
General Obligation Bond -- 29.7%
--------------------------------------------------------------------------------
Aa3  Atlanta, Georgia,
       5.00% due 12/1/11                              $ 3,195    $  3,339,574
Aa3  Atlanta, Georgia,
       5.00% due 12/1/14                                2,230       2,277,075
Aaa  Branson, Missouri,
       School District,
       5.25% due 3/1/13                                 2,200       2,355,474
Aa3  California State,
       5.00% due 10/1/11                                5,000       5,241,100
Aa3  California State,
       5.00% due 10/1/14                                1,750       1,795,220
Aa3  California State,
       6.25% due 9/1/08                                 1,340       1,558,380
Aaa  Chico, California,
       School District,
       5.00% due 8/1/12                                 1,240       1,291,993
Aaa  Chico, California,
       School District,
       5.00% due 8/1/14                                 1,035       1,060,575
Aaa  Clackamas &
       Washington Counties,
       5.75% due 6/1/09                                 1,500       1,684,830
Aaa  Clark County, Nevada,
       School District,
       5.50% due 6/15/08                                2,575       2,795,549
Aaa  Connecticut State,
       5.25% due 3/1/14                                 1,000       1,045,060
Aaa  Dallas, Texas,
       5.00% due 2/15/12                                2,000       2,063,100
Aaa  Essex County,
       New Jersey,
       5.375% due 9/1/10                                2,025       2,173,230
Aaa  Florida State,
       5.75% due 7/1/08                                 2,500       2,810,825
Aaa  Florida State,
       Board of Education,
       5.25% due 6/1/14                                 2,185       2,282,888
Aaa  Hawaii State,
       5.50% due 10/1/10                                2,500       2,754,625
Aa3  Larimer County
       School District,
       5.25% due 12/15/11                               3,000       3,200,970
Aaa  Marion County,
       Oregon,
       School District,
       5.00% due 11/1/13                                3,585       3,729,762
Aaa  Miami, Florida,
       Dade County
       School District,
       5.375% due 8/1/10                                1,500       1,645,725
Aaa  Mountain Metropolitan
       District, Colorado,
       5.25% due 12/1/13                                1,300       1,358,123
Aaa  New Jersey State,
       5.00% due 6/15/09                                3,375       3,518,168
A3   New York, New York,
       5.125% due 8/1/10                                2,500       2,612,775
A3   New York, New York,
       5.25% due 8/1/08                                 1,120       1,192,766
A3   New York, New York,
       5.25% due 8/1/14                                 2,005       2,055,706
A3   New York, New York,
       5.30% due 8/1/12                                 3,000       3,131,880
A2   New York State,
       5.00% due 7/15/1                                 3,780       3,985,897
A2   New York State,
       5.25% due 9/15/13                                1,000       1,048,730
Aaa  North Slope Boro,
       Alaska,
       Zero Coupon
       due 6/30/09                                      1,500         936,915
Aaa  Ocean City,
       New Jersey,
       5.00% due 4/1/09                                 1,400       1,479,184
Aaa  Oregon State
       Department of
       Administration,
       6.00% due 11/1/05                                2,500       2,795,675
Aaa Parkland, Pennsylvania,
       School District,
       5.375% due 9/1/14                                3,110       3,344,183
Aaa  Puerto Rico
       Commonwealth,
       6.50% due 7/1/14                                 1,000       1,221,320
Aaa  Spokane County,
       Washington, School
       District No. 35,
       5.00% due 12/1/11                                2,370       2,447,096
Aaa  St. Louis County,
       Missouri,
       5.00% due 2/1/12                                   750         787,485
                                                                 ------------
                                                                   77,021,858
                                                                 ------------
Education -- 3.6%
--------------------------------------------------------------------------------
Aaa  Illinois Educational
       Facility Authority,
       5.20% due 10/1/12                                1,250       1,292,938

CitiFunds National Tax Free Income Portfolio
PORTFOLIO OF INVESTMENTS                                       December 31, 1998

Moody's
Bond                                                 Principal
Rating                                                Amount
(Unaudited)   Issuer                              (000's omitted)     Value
--------------------------------------------------------------------------------
Aaa  New Hampshire
       Higher Education
       Authority,
       5.55% due 6/1/23                               $ 5,775$   $  5,977,067
Aaa  Pennsylvania State
       Higher Education
       Authority,
       5.25% due 4/1/11                                 1,900       2,014,741
                                                                 ------------
                                                                    9,284,746
                                                                 ------------
Healthcare -- 2.6%
--------------------------------------------------------------------------------
A2   California Health
       Facilities Authority,
       5.25% due 7/1/08                                 1,750       1,857,363
Aaa  Illinois Development
       Financial Authority,
       5.75% due 5/15/16                                1,500       1,610,070
Aaa  Medford, Oregon,
       Hospital Facilities
       Authority,
       5.25% due 8/15/11                                1,120       1,192,128
Aaa  Mesa, Arizona, Industrial
       Development
       Authority,
       5.25% due 1/1/11                                 2,000       2,097,540
                                                                 ------------
                                                                    6,757,101
                                                                 ------------
Housing -- 5.9%
--------------------------------------------------------------------------------
Aaa  Alaska State Housing
       Finance Corp., AMT,
       5.75% due 6/1/24                                 2,250       2,342,363
Aaa  Connecticut State,
       Housing Finance
       Authority,
       4.60% due 11/15/18                               1,000         999,950
Aa   Georgia State Housing
       and Finance Corp.,
       4.65% due 12/1/20                                1,440       1,440,590
Aaa  Massachusetts State
       Housing Finance
       Agency,
       5.375% due 6/1/16                                1,185       1,203,628
Aaa  Michigan State Housing
       Agency Authority,
       4.60% due 12/1/28                                1,000       1,001,750
Aaa  New Jersey State
       Housing Finance
       Authority,
       4.75% due 10/1/17                                1,480       1,490,508
Aaa  New York State
       Housing Finance
       Agency,
       4.80% due 11/1/09                                1,000       1,037,570
Aaa  Ohio Housing Finance
       Agency, AMT,
       5.05% due 9/1/10                                 1,250       1,280,938
Aaa  Tennessee Housing
       Development
       Authority,
       5.00% due 1/1/17                                 1,895       1,883,876
Aaa  Texas State
       Department of
       Housing,
       4.75% due 7/1/09                                 1,270       1,274,153
Aaa  Utah State Housing
       Financial Agency,
       5.40% due 7/1/16                                   835         852,894
Aa1  Virginia State Housing
       Development
       Authority,
       5.95% due 5/1/16                                   400         426,340
                                                                 ------------
                                                                   15,234,560
                                                                 ------------
Power Revenue -- 5.6%
--------------------------------------------------------------------------------
Aaa  Indiana Municipal Power
       Supply System,
       4.90% due 1/1/10                                 1,000       1,018,130
Aaa  Jersey City, New Jersey,
       Municipal Utilities,
       5.25% due 12/1/11                                1,480       1,575,149
Aa   San Antonio Texas
       Electrical and Gas
       Authority,
       5.25% due 2/1/14                                 3,000       3,125,250
Aaa  Southern California
       Public Power
       Authority,
       5.25% due 7/1/10                                 1,700       1,838,822
Aaa  Southern Minnesota
       Municipal Public
       Power Agency,
       5.00% due 1/1/13                                 4,715       4,865,314
Aaa  Washington State
       Public Power Supply,
       5.20% due 7/1/12                                 1,000       1,040,180
Aaa  Washington State
       Public Power Supply,
       5.125% due 7/1/15                                1,000       1,011,730
                                                                 ------------
                                                                   14,474,575
                                                                 ------------

CitiFunds National Tax Free Income Portfolio
PORTFOLIO OF INVESTMENTS                           (continued) December 31, 1998

Moody's
Bond                                                 Principal
Rating                                                Amount
(Unaudited)   Issuer                              (000's omitted)     Value
--------------------------------------------------------------------------------
Redevelopment -- 0.4%
--------------------------------------------------------------------------------
Aaa  Dallas, Texas,
       Civic Center,
       5.00% due 8/15/14                              $ 1,000    $  1,012,260
                                                                 ------------
State Agencies -- 13.6%
--------------------------------------------------------------------------------
Aa3  California State Public
       Works Board,
       5.25% due 10/1/11                                3,030       3,244,342
A2   California State Public
       Works Board,
       5.25% due 11/1/12                                2,500       2,667,600
Aaa  Detroit, Michigan,
       Downtown
       Development
       Authority,
       4.65% due 7/1/10                                 1,755       1,781,553
Aaa  Detroit, Michigan,
       Downtown
       Development
       Authority,
       5.25% due 7/1/11                                 1,500       1,586,370
Aaa  Michigan State Agency
       Building Authority,
       5.25% due 10/15/13                               1,500       1,568,880
Aaa  New Jersey State
       Agency Building
       Authority,
       5.00% due 3/1/11                                 4,000       4,182,080
Aaa  New York State
       Dormitory Authority,
       5.125% due 1/15/12                               2,880       3,002,198
Baa1 New York State
       Dormitory Authority,
       5.375% due 7/1/14                                1,000       1,036,890
A3   New York State
       Dormitory Authority,
       5.875% due 5/15/11                               2,000       2,250,280
Aaa  New York State
       Dormitory Authority,
       6.00% due 7/1/11                                 1,110       1,274,602
A3   New York State
       Dormitory Authority,
       6.50% due 8/15/09                                1,780       2,082,511
Aaa  New York State,
       Local Government
       Assistance Corp,
       5.00% due 4/1/13                                 4,000       4,099,760
A3   New York State,
       Local Government
       Assistance Corp,
       6.00% due 4/1/12                                 1,000       1,151,540
Baa1 New York State Urban
       Development Corp.,
       5.50% due 1/1/09                                 1,000       1,082,230
Baa1 New York State Urban
       Development Corp.,
       5.50% due 1/1/16                                 1,500       1,555,380
Aaa  New York State Urban
       Development Corp.,
       5.75% due 1/1/13                                 2,000       2,138,180
Aaa  Palm Beach County,
       Florida, Criminal
       Justice,
       5.75% due 6/1/13                                   500         563,430
                                                                 ---------------
                                                                   35,267,826
                                                                 ---------------
Transportation Revenue -- 23.8%
--------------------------------------------------------------------------------
Baa2 Alliance, Texas,
       Airport Authority Inc.,
       6.375% due 4/1/21                                1,450       1,560,345
Aaa  Chicago, Illinois, O'Hare
       International Airport,
       5.625% due 1/1/14                                1,000       1,071,700
Baa2 Chicago, Illinois, O'Hare
       International Airport,
       8.50% due 5/1/18                                 1,900       2,029,903
Baa  Denver, Colorado, City
       & County Airport
       Revenue,
       7.75% due 11/15/21                               2,000       2,204,160
Aaa  Hawaii State,
       Harbor Capital,
       6.50% due 7/1/12                                   560         613,155
Aaa  Illinois State Tolls
       Highway Prior
       Ref Series A,
       5.50% due 1/1/13                                 3,865       4,204,192
Aaa  Illinois State Tolls
       Highway Prior
       Ref Series A,
       5.50% due 1/1/14                                 5,000       5,432,400
Aaa  Illinois State Tolls
       Highway Prior
       Ref Series A,
       5.50% due 1/1/15                                 6,000       6,493,020
Aaa  Indiana Transit,
       Authority,
       5.25% due 12/1/15                                1,000       1,030,320
Baa2 Indianapolis
       International
       Airport Authority
       Revenue,
       6.50% due 11/15/31                               1,500       1,607,205

CitiFunds National Tax Free Income Portfolio
PORTFOLIO OF INVESTMENTS                                      December 31, 1998

Moody's
Bond                                                 Principal
Rating                                                Amount
(Unaudited)   Issuer                              (000's omitted)     Value
--------------------------------------------------------------------------------
Baa3 Kenton County,
       Kentucky,
       Airport Authority,
       6.125% due 2/1/22                              $ 1,075    $  1,104,971
Baa3 Kenton County,
       Kentucky,
       Airport Authority,
       7.125% due 2/1/21                                1,000       1,078,990
Aaa  Massachusetts Bay
       Transportation
       Authority,
       5.25% due 3/1/15                                 5,000       5,314,350
Aaa  Massachusetts Bay
       Transportation
       Authority,
       5.50% due 3/1/11                                 2,625       2,886,608
Aaa  Metropolitan Transit
       Authority, New York,
       5.50% due 7/1/08                                 1,900       2,091,615
Aaa  Metropolitan Transit
       Authority, New York,
       5.125% due 7/1/14                                4,000       4,113,400
Aaa  Metropolitan Transit
       Authority, New York,
       5.50% due 7/1/12                                 1,000       1,051,920
Aaa  Miami Florida Parking
       Facilities Revenue,
       5.00% due 10/1/12                                1,570       1,643,099
Aaa  Minneapolis & St. Paul,
       Minnesota,
       5.25% due 1/1/14                                 1,250       1,299,750
Aaa  New Mexico Financial
       Authority Revenue,
       5.25% due 9/1/12                                 2,350       2,465,973
Aaa  New York State Highway
       Authority Service,
       5.25% due 4/1/15                                 2,000       2,073,780
Aaa  New York State Highway
       Authority Service,
       5.375% due 4/1/16                                2,680       2,802,797
Baa1 New York State Highway
       Authority Service,
       6.00% due 4/1/07                                   750         835,388
Aaa  Oklahoma State,
       5.00% due 6/1/08                                 1,500       1,600,785
Aaa  Portland, Oregon,
       Airport Authority,
       5.25% due 7/1/17                                 2,100       2,147,523
Baa1 Tulsa, Oklahoma,
       Municipal,
       7.375% due 12/1/20                               2,850       3,051,638
                                                                 ------------
                                                                   61,808,987
                                                                 ------------
Water and Sewer Revenue -- 1.8%
--------------------------------------------------------------------------------
Aaa  Beaumont, Texas,
       Waterworks and
       Sewer System,
       5.25% due 9/1/12                                 1,000       1,072,650
Aaa  Dallas, Texas,
       Waterworks and
       Sewer System,
       5.00% due 10/1/12                                2,500       2,579,525
Aaa  Houston, Texas, Waste
       Conveyance System,
       6.125% due 12/15/09                              1,000       1,155,090
                                                                 ------------
                                                                    4,807,265
Miscellaneous -- 1.4%
--------------------------------------------------------------------------------
Aaa  Brazos River, Texas,
       Authority Revenue,
       4.90% due 10/1/15                                1,000       1,011,340
Aa2  Lower Neches Valley
       Authority, Texas,
       Oil Refining Project,
       6.35% due 4/1/26                                 1,000       1,100,160
Aaa  New York State,
       Municipal Board,
       Series A,
       5.25% due 3/15/11                                1,465       1,575,695
                                                                 ------------
                                                                    3,687,195
                                                                 ------------
Total Municipal Bonds
  (Identified Cost
  $227,680,211)                                                   229,356,373
                                                                 ------------

VARIABLE RATE DEMAND NOTES*
at AMORTIZED COST -- 2.0%
--------------------------------------------------------------------------------
VMIG-1 Municipal Assistance
       Corp. of New York,
       3.20% due 7/1/08                                 5,200       5,200,000
                                                                 ------------
Total Investments
  (Identified Cost
  $232,880,211)                                          90.4%    234,556,373
Other Assets,
  Less Liabilities                                        9.6      24,890,907
                                                        -----    ------------
Net Assets                                              100.0%   $259,447,280
                                                        -----    ------------

--------------------------------------------------------------------------------

* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 day's notice.

AMT -- Subject to Alternative Minimum Tax

See notes to financial statements

CitiFunds National Tax Free Income Portfolio
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998
================================================================================

Assets:
Investments, at value (Note 1A) (Identified Cost, $232,880,211)    $234,556,373
Cash                                                                    363,815
Receivable for shares of beneficial interest sold                    30,105,491
Interest receivable                                                   2,872,425
--------------------------------------------------------------------------------
  Total assets                                                      267,898,104
--------------------------------------------------------------------------------
Liabilities:
Payable for investments purchased                                     6,998,907
Payable for shares of beneficial interest repurchased                 1,227,831
Dividends payable                                                       224,086
--------------------------------------------------------------------------------
  Total liabilities                                                   8,450,824
--------------------------------------------------------------------------------
Net Assets for 22,704,765 shares of beneficial
  interest outstanding                                             $259,447,280
--------------------------------------------------------------------------------

Net Assets Consist of:
Paid-in capital                                                    $257,612,752
Unrealized appreciation of investments                                1,676,162
Accumulated net realized gain on investments                            151,119
Undistributed net investment income                                       7,247
--------------------------------------------------------------------------------
  Total                                                            $259,447,280
--------------------------------------------------------------------------------
Net Asset Value, Offering Price and Redemption Price
  Per Share of Beneficial Interest                                       $11.43
================================================================================


CitiFunds National Tax Free Income Portfolio
STATEMENT OF OPERATIONS

For the Year Ended December 31, 1998
================================================================================

Investment Income  (Note 1B):
Interest                                                           $  2,724,659
--------------------------------------------------------------------------------

Expenses:
Management fees (Note 2)                                 $455,263
Distribution fees (Note 3)                                151,754
Registration fees                                          71,122
Custody and Fund Accounting fees                           66,819
Audit fees                                                 25,600
Legal fees                                                 16,118
Shareholder reports                                        16,080
Trustees fees                                              12,500
Transfer agent fees                                        12,000
Miscellaneous                                               5,000
--------------------------------------------------------------------------------
  Total expenses                                          832,256
Less aggregate amounts waived by the Manager
  and Distributor (Notes 2 and 3)                        (607,017)
Less fees paid indirectly (Note 1E)                        (1,782)
Expenses assumed by the Sub-Administrator (Note 7)       (223,457)
--------------------------------------------------------------------------------
  Net expenses                                                               --
--------------------------------------------------------------------------------
Net investment income                                              $  2,724,659
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investment transactions                            592,752
Net change in unrealized appreciation of investments                  1,540,941
--------------------------------------------------------------------------------
  Net realized and unrealized gain on investments                     2,133,693
--------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations               $  4,858,352
================================================================================


See notes to financial statements

CitiFunds National Tax Free Income Portfolio
STATEMENT OF CHANGES IN NET ASSETS
                                                        Year Ended December 31,
                                                        -----------------------
                                                            1998        1997
================================================================================
Increase (Decrease) in Net Assets from
Operations:
Net investment income                                  $  2,724,659  $  105,890
Net realized gain on investment transactions                592,752      18,441
Net change in unrealized
  appreciation of investments                             1,540,941      81,360
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations      4,858,352     205,691
--------------------------------------------------------------------------------
Dividends Declared to Shareholders from:
Net investment income                                    (2,720,230)   (105,043)
Net realized gains                                         (441,633)          --
--------------------------------------------------------------------------------
Decrease in net assets from distributions
  to shareholders                                        (3,161,863)   (105,043)
--------------------------------------------------------------------------------
Transactions in Shares of Beneficial Interest
  (Note 5):
Net proceeds from sale of shares                        275,004,330     191,319
Net asset value of shares issued to shareholders
  from reinvestment of dividends                          2,928,727     104,749
Cost of shares repurchased                              (22,098,909)   (540,375)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  transactions in shares of beneficial interest         255,834,148    (244,307)
--------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                   257,530,637    (143,659)
--------------------------------------------------------------------------------
Net Assets:
Beginning of period                                       1,916,643   2,060,302
--------------------------------------------------------------------------------

End of period (including undistributed net investment
  income of $7,247 and $2,938, respectively)           $259,447,280  $1,916,643
================================================================================


See notes to financial statements

CitiFunds National Tax Free Income Portfolio
FINANCIAL HIGHLIGHTS

                                                                             August 17, 1995
                                                Year Ended December 31,       (Commencement
                                             ------------------------------ of Operations) to
                                               1998        1997      1996   December 31, 1995
=============================================================================================
Net Asset Value, beginning of period         $  10.92      $ 0.34    $10.55        $10.00
                                                                                  -------

Income From Operations:
Net investment income                           0.524       0.564     0.562         0.187
Net realized and unrealized
  gain (loss) on investments                    0.549       0.586    (0.232)        0.551
                                                                                  -------

    Total from operations                       1.073       1.150     0.330         0.738

Less Dividends From:
Net investment income                          (0.540)     (0.570)   (0.540)       (0.188)
Net realized gains on investments              (0.023)       --        --            --
                                                                                  -------

Decrease from distributions                    (0.563)     (0.570)   (0.540)       (0.188)

Net Asset Value, end of period               $  11.43     $ 10.92   $ 10.34       $ 10.55
                                                                                  -------

Ratios/Supplemental Data:
Net assets, end of period
  (000s omitted)                             $259,447     $ 1,917   $ 2,060       $ 1,306
Ratio of expenses to average
  net assets (A)                                    0%       0.14%        0%            0%
Ratio of expenses to average net assets
  after fees paid indirectly (A)                    0%          0%        0%            0%
Ratio of net investment income to
  average net assets                             4.49%       5.45%     5.42%         5.20%*
Portfolio turnover                                 57%         55%       52%            0%
Total return (B)                                10.05%      11.45%     3.31%         7.43%**


Note: If Agents of the Fund had not voluntarily agreed to waive all of their fees for the period, the expenses were not reduced for fees paid indirectly, the Sub-administrator had not voluntarily assumed expenses and had expenses been limited to that required by certain state securities law in 1995, the net investment income per share and the ratios would have been as follows:

Net investment income (loss)
  per share                                  $  0.364     $(0.229)  $(0.291)      $ 0.098
Ratios:
Expenses to average net assets                   1.37%       7.66%     8.23%         2.50%*
Net investment income (loss) to
  average net assets                             3.12%     (2.21)%   (2.81)%         2.70%*
-------------------------------------------------------------------------------------------


*    Annualized
**   Not annualized

(A)The expense ratios for the year ended December 31, 1995 and the periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers. (B)Total return does not include the maximum sales charge of 4.50% effective January 4, 1999.


See notes to financial statements

CitiFunds National Tax Free Income Portfolio
NOTES TO FINANCIAL STATEMENTS (Continued)

1. Significant Accounting Policies The CitiFunds National Tax Free Income Portfolio (formerly Landmark National Tax Free Income Fund) (the "Fund") is a separate non-diversified series of CitiFunds Tax Free Income Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Manager of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc ("CFBDS") acts as the Fund's Sub-Administrator and Distributor.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

     A. Investment Security Valuations Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

     B. Income Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes.

     C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. Dividends by the Fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

     D. Distributions The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-

CitiFunds National Tax Free Income Portfolio
NOTES TO FINANCIAL STATEMENTS (Continued)

distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

     E. Fees Paid Indirectly The Fund's custodian bank calculates its fee based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expense on the Statement of Operations.

     F. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     G. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis. Distributions to shareholders and shares issuable to shareholders electing to receive distributions in shares are recorded on the ex-dividend date.

     2. Management Fees Citibank is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citigroup, Inc.

The management fees paid to Citibank, are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.75% of the Funds' average daily net assets. The management fee amounted to $455,263 all of which was voluntarily waived for the year ended December 31, 1998. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. Distribution Fees The Fund has adopted a Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund pays fees for distribution, sales and marketing and shareholder services at an annual rate not to exceed 0.25% of the Fund's average daily net assets. The Distribution fees amounted to $151,754 all of which was voluntarily waived for the year ended December 31, 1998.

4. Purchases and Sales of Investments Purchases and sales of investments,  other
than  U.S.  Government   securities  and  short-term   obligations,   aggregated
$260,229,240 and $34,718,400, respectively.

CitiFunds National Tax Free Income Portfolio
NOTES TO FINANCIAL STATEMENTS (Continued)


5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value). Transactions in shares of beneficial interest were as follows:

                                                      Year Ended December 31,
                                                      -----------------------
                                                      1998               1997
================================================================================
Shares sold                                        24,222,960            18,203
Shares issued to shareholders from
  reinvestment of dividends                           257,479             9,940
Shares repurchased                                 (1,951,231)          (51,804)
--------------------------------------------------------------------------------
Net increase (decrease)                            22,529,208           (23,661)
================================================================================

6. Federal Income Tax Basis of Investments The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 1998, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $232,880,211
================================================================================
Gross unrealized appreciation                                     $ 1,974,933
Gross unrealized depreciation                                        (298,771)
--------------------------------------------------------------------------------
Net unrealized appreciation                                       $ 1,676,162
================================================================================


7. Assumption of Expenses CFBDS has voluntarily agreed to pay the unwaived expenses of the Fund for the year ended December 31, 1998 which amounted to $152,335.

8. Line of Credit The Fund, along with other CitiFunds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended December 31, 1998, the commitment fee allocated to the Fund was $111. Since the line of credit was established there have been no borrowings.

9. Subsequent Event Effective January 4, 1999, the Fund will offer two classes of shares: Class A and Class B. Shares of the Fund that are outstanding on January 4, 1999 will be classified as Class A shares. Investors purchasing shares of the Fund on or after January 4, 1999 may select Class A or Class B, with different sales charges and expense levels. The maximum sales load imposed on purchases of Class A shares will be 4.50% and the maximum deferred sales load on purchases of Class B will be 4.50%.

CitiFunds National Tax Free Income Portfolio
INDEPENDENT AUDITORS' REPORT


To the Trustees and Shareholders of
CitiFunds National Tax Free Income Portfolio


     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of CitiFunds National Tax Free Income Portfolio, a separate series of CitiFunds Tax Free Income Trust (the "Trust") (a Massachusetts business trust), as of December 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended December 31, 1998 and 1997, and the financial highlights for each of the years in the three-year period ended December 31, 1998 and for the period August 17, 1995 (Commencement of Operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of December 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CitiFunds National Tax Free Income Portfolio at December 31, 1998, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 8, 1999

CitiFunds National Tax Free Income Portfolio
NOTES TO FINANCIAL STATEMENTS


Trustees and Officers
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.

Secretary
Linda T. Gibson*

Treasurer
John R. Elder*

*Affiliated Person of Sub-Administrator and Distributor

Investment Manager
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

Distributor
CFBDS, Inc.
21 Milk Street, 5th Floor
Boston, MA 02109
(617) 423-1679

Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

Auditors
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

Legal Counsel
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

               THE CITIFUNDS FAMILY

               Large Cap Stocks
             o CitiFunds Growth & Income Portfolio
             o CitiFunds Large Cap Growth Portfolio

               Small Cap Stocks
             o CitiFunds Small Cap Value Portfolio
             o CitiFunds Small Cap Growth Portfolio

               International Stocks
             o CitiFunds International Growth & Income Portfolio
             o CitiFunds International Growth Portfolio

               Growth with Income
             o CitiFunds Balanced Portfolio

               Bonds
             o CitiFunds Short-Term U.S. Government Income Portfolio
             o CitiFunds Intermediate Income Portfolio
             o CitiFunds National Tax Free Income Portfolio
             o CitiFunds California Tax Free Income Portfolio
             o CitiFunds New York Tax Free Income Portfolio

               Money Markets
             o CitiFunds Cash Reserves
             o CitiFunds U.S. Treasury Reserves
             o CitiFunds Tax Free Reserves
             o CitiFunds California Tax Free Reserves
             o CitiFunds Connecticut Tax Free Reserves
             o CitiFunds New York Tax Free Reserves

             This  report  is  prepared  for  the   information   of
             shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

             For more information contact your Service Agent or call 1-800-625-4554

             CitiFunds are made available by CFBDS, Inc.
             as distributor.

(C)1999 Citicorp        [LOGO]Printed on recycled paper           CFA/NAT/1298

                                          Annual Report o December 31, 1998


[LOGO} CitiFunds

                               California Tax Free
                                Income Portfolio




                                   [GRAPHIC]
                                      BONDS






--------------------------------------------------------------------------------
                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED O NO BANK GUARANTEE O MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS
CitiFunds California Tax Free Income Portfolio


Letter to Our Shareholders                                                     1
 ...............................................................................
Portfolio Environment and Outlook                                              2
 ...............................................................................
Fund Facts                                                                     3
 ...............................................................................
Portfolio Highlights                                                           3
 ...............................................................................
Fund Performance                                                               4
 ...............................................................................
Portfolio of Investments                                                       5
 ...............................................................................
Statement of Assets and Liabilities                                            8
 ...............................................................................
Statement of Operations                                                        9
 ...............................................................................
Statement of Changes in Net Assets                                            10
 ...............................................................................
Financial Highlights                                                          11
 ...............................................................................
Notes to Financial Statements                                                 12
 ...............................................................................
Independent Auditors' Report                                                  15
 ...............................................................................

LETTER TO OUR SHAREHOLDERS

Dear Shareholder:

     This annual report covers the period from the Portfolio's inception on November 2, 1998, through December 31, 1998, for the CitiFunds(SM) California Tax-Free Income Portfolio. Inside, the CitiFunds' investment manager, Citibank, N.A., discusses the market conditions it faced, the strategies it employed and its outlook for the future.

     November and December saw a continuation of generally positive economic conditions in the United States. Low inflation and slower economic growth were generally positive influences on the California municipal bonds in which the Portfolio invests.

     Earlier in the year, other financial markets, especially stocks, experienced heightened turbulence. In our view, this market volatility once again confirmed the benefits of diversification. By allocating your investment assets among a number of different markets, you may be able to reduce the effects of volatility on your overall portfolio. In our view, CitiFunds California Tax Free Income Portfolio can play a valuable role in such a diversified investment portfolio.

     Thank you for your continued confidence and participation.

Sincerely,


/s/Philip W. Coolidge


Philip W. Coolidge
President
January 20, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

     Tax-exempt securities from California issuers provided good results in the final months of 1998. A slowing economy and persistently low inflation contributed to attractive total rates of return. California municipal bonds also benefited from favorable supply-and-demand factors: total issuance of California securities had declined modestly in 1998, but demand for tax-exempt securities from high-income residents remained strong.

     In addition, municipal bond prices remained inexpensive during November and December relative to their historical relationship with U.S. Treasury bond prices. That's because direct obligations of the federal government benefited in 1998 from the first federal budget surplus in recent memory, which reduced the government's need to issue U.S. Treasury securities. In addition, U.S. Treasury securities were the beneficiaries of a worldwide "flight to quality" during the second and third quarters, when the spreading global currency and credit crisis caused domestic and foreign investors to flock to the relative "safe haven" of government bonds.

     Because of these influences, municipal bond yields were almost equal to the yields of comparable taxable government bonds when the Fund began operations in early November. The last time municipal bond yields equaled comparable taxable yields was in 1986, when tax reform caused structural dislocations in the fixed-income marketplace. In effect, buyers of California municipal bonds received the federal and state income-tax exemptions virtually for free! Between the Fund's inception and year-end, municipal bond yields moderated somewhat relative to U.S. Treasury securities, but they ended the year still inexpensive relative to historical averages.

     In this environment, we maintained the portfolio's average maturity toward the long end of its range. This strategy was designed to lock in higher yields for a longer period as interest rates fell. Throughout the period, we found value in triple-A-rated, intermediate-term bonds with protection against "calls," or early redemption by their issuers. We focused primarily on general obligation bonds backed by the overall taxation authority of their issuers. Our outlook for the California tax-exempt bond market remains positive. In our analysis, the state's municipalities are more fiscally sound than at any time in recent memory. This opinion was apparently shared by the major bond rating agencies, which upgraded California's credit rating in 1998. Even cities and towns that had persistent financial problems just a few years ago appear to be financially healthier.

     At the same time, we expect general economic conditions to remain good. Our forecast calls for slow growth, low inflation and an accommodative monetary policy. In fact, the Federal Reserve Board already reduced key short-term interest rates three times in the second half of 1998, their first change in monetary policy since early 1997. If the yield relationship between municipal bonds and U.S. Treasury securities returns to levels more consistent with historical averages, as we expect, 1999 may be another particularly good year for tax-exempt investments from California issuers.

FUND FACTS

Fund Objective

To provide its shareholders with high levels of current income exempt from both Federal and California personal income taxes+ and preservation of the value of its shareholders' investment.

Investment Manager                       Dividends
Citibank, N.A                            Declared daily, paid monthly, if any

Commencement of Operations               Capital Gains
November 2, 1998                         Distributed semi-annually, if any

Net Assets as of 12/31/98                o Benchmarks
$96.7 million                            o Lipper General Municipal
                                           Bond Funds Average
                                         o Lehman Municipal 4 Years Plus
                                           Bond Index

+ A portion of the income may be subject to the Federal  Alternative Minimum Tax
(AMT). Consult your personal tax advisor.

PORTFOLIO HIGHLIGHTS

Portfolio Diversification as of December 31, 1998


   [THE FOLLOWING TABLE WAS PRESENTED AS A PIE CHART IN THE PRINTED DOCUMENT]



                                                                         % of
Type of Investment                                                    Portfolio
------------------                                                    ---------
Short-term*                                                              6.0%
Redevelopment                                                            8.0%
General Obligation Bonds                                                15.0%
Housing Revenue                                                          2.0%
Education                                                               12.0%
Healthcare                                                               5.0%
State Agencies                                                           9.0%
Transportation Revenue                                                  17.0%
Utilities                                                               18.0%
Other Revenue                                                            8.0%


                      *Includes cash and net other assets

FUND PERFORMANCE
Total Returns
                                                                 Since 11/2/98
                                                                 (Commencement
                                                                of Operations)
The Period Ending                                                to 12/31/98*
===============================================================================

CitiFunds California Tax Free Income Portfolio                        1.49%
Lipper General Municipal Bond Funds Average                           0.41%+
Lehman Municipal 4 Years Plus Bond Index                              0.50%+

*    Not Annualized
+    From 10/31/98

30-Day SEC Yield               4.40%
Income Dividends Per Share    $0.069



Growth of a $10,000 Investment

A $10,000 investment in the Fund made on inception date would have grown to $10,149 (as of 12/31/98). The graph shows how this compares to its benchmark over the same period.

   [THE FOLLOWING TABLE WAS PRESENTED AS A LINE GRAPH IN THE PRINTED DOCUMENT]



                 CitiFunds                  Lipper                  Lehman
             California Tax Free    General Municipal Bonds    Municipal 4 Years
Date          Income Portfolio            Fund Average          Plus Bond Index
----          ----------------      -----------------------    -----------------
Nov  4, 98          10,000                   10,000                   10,000
Nov 30, 98          10,125                   10,001                   10,044
Dec 31, 98          10,149                   10,041                   10,050


The graph assumes all dividends and distributions are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures are provided in accordance with SEC guidelines for comparative purposes for prospective investors. Total returns reflect certain voluntary fee waivers which may be terminated. If the waivers were not in place, total returns would be lower.

Total returns and yields do not reflect initial sales charges in effect as of January 4, 1999. If sales charges had been in effect during periods prior to December 31, 1998, the Funds total returns and yield would have been lower.

CitiFunds California Tax Free Income Portfolio
PORTFOLIO OF INVESTMENTS                                       December 31, 1998

Moody's
Bond                                           Principal
Rating                                          Amount
(Unaudited)         Issuer                  (000's omitted)            Value
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 93.8%
--------------------------------------------------------------------------------
Certificates of Participation -- 7.0%
--------------------------------------------------------------------------------
Aaa       Los Angeles County,
              California Convention,
              6.13% due 8/15/11                 $1,300             $ 1,515,176
Aaa       Modesto City, California,
              School District
              Certificates,
              4.50% due 9/1/11                    1,450              1,452,364
Aaa       San Diego County,
              California Certificates,
              5.25% due 5/1/12                    3,580              3,812,915
                                                                  ------------
                                                                     6,780,455
                                                                  ------------

General Obligation Bonds -- 14.6%
--------------------------------------------------------------------------------
Aaa       California State,
              6.50% due 2/1/07                    1,000              1,165,680
Aa3       California State,
              6.50% due 10/1/08                   1,000              1,183,930
Aa3       California State,
              5.25% due 6/1/11                    1,645              1,746,513
Aaa       California State,
              5.00% due 10/1/14                   3,600              3,693,024
Aa3       California State,
              5.00% due 2/1/17                    2,425              2,442,096
Aaa       California State,
              AMT,
              4.95% due 12/1/8                    1,070              1,116,791
Aaa       Puerto Rico
              Commonwealth,
              6.50% due 7/1/10                    1,400              1,688,190
Aaa       Santa Margarita,
              Dana Point,
              5.50% due 8/1/10                      950              1,049,208
                                                                  ------------
                                                                    14,085,432
                                                                  ------------

Education -- 11.7%
--------------------------------------------------------------------------------
Aaa       Calaveras, California,
              School District,
              5.13% due 8/1/18                    1,000              1,013,940
Aaa       California Educational
              Facilities Authority,
              6.00% due 10/1/08                   1,000              1,148,590
Aaa       Chico, California,
              School District,
              5.00% due 8/1/11                    1,000              1,050,610
Aaa       Chico, California,
              School District,
              5.00% due 8/1/13                    1,305              1,347,830
Aaa       Fallbrook, California,
              School District,
              5.375% due 9/1/14                     555                603,230
Aaa       Fremont, California,
              School District,
              5.00% due 9/1/19                      750                748,995
Aaa       Los Angeles, California,
              School District,
              5.00% due 11/1/13                   1,815              1,867,145
Aaa       Pomona, California University
              School District,
              5.90% due 2/1/10                    1,000              1,141,610
Aaa       University of California
              Revenue,
              5.13% due 9/1/13                    2,300              2,394,760
                                                                  ------------
                                                                    11,316,710
                                                                  ------------

Healthcare -- 4.5%
--------------------------------------------------------------------------------
A2        California Health
              Facilities Authority,
              5.25% due 7/1/08                    1,625              1,724,694
Aa3       California Statewide
              Community
              Healthcare System
              5.25% due 7/1/10                    2,500              2,653,875
                                                                  ------------
                                                                     4,378,569
                                                                  ------------

Housing -- 2.4%
--------------------------------------------------------------------------------
Aaa       California Housing
              Finance Agency, AMT,
              4.75% due 8/1/08                    1,000              1,021,580
Aaa       California Housing Finance
              Agency, AMT,
              4.95% due 8/1/14                      500                501,785
Aaa       California Housing
              Finance Agency, AMT,
              4.40% due 8/1/24                      750                750,652
                                                                  ------------
                                                                     2,274,017
                                                                  ------------

Redevelopment -- 8.2%
--------------------------------------------------------------------------------
Aaa       Coalinga California
              Public Finance Authority,
              5.85% due 9/15/13                   1,595              1,824,521
Aaa       San Jose, California,
              Redevelopment
              Tax Allocation Project,
              4.75% due 8/1/11                    4,975              5,095,793
Aaa       South Poway Community
              Facilities District,
              4.50% due 2/2/11                    1,025              1,039,288
                                                                  ------------
                                                                     7,959,602
                                                                  ------------

CitiFunds California Tax Free Income Portfolio
PORTFOLIO OF INVESTMENTS (continued)                           December 31, 1998

Moody's
Bond                                           Principal
Rating                                          Amount
(Unaudited)         Issuer                  (000's omitted)            Value
--------------------------------------------------------------------------------
State Agencies -- 9.1%
--------------------------------------------------------------------------------
A1        California State Public
              Works Board,
              5.25% due 10/1/05                  $3,000            $ 3,228,510
A1        California State Public
              Works Board,
              5.25% due 11/1/11                     500                537,650
A1        California State Public
              Works Board,
              5.13% due 10/1/12                   1,050              1,098,027
A1        California State Public
              Works Board,
              5.13% due 10/1/13                   1,110              1,151,236
Aa3       Los Angeles County,
              California Public
              Works Authority,
              5.50% due 10/1/11                   1,000              1,087,350
Aa        Los Angeles County,
              California Sanitation
              District,
              5.38% due 10/1/13                   1,645              1,718,005
                                                                  ------------
                                                                     8,820,778
                                                                  ------------

Sales Tax Revenue -- 1.1%
--------------------------------------------------------------------------------
Aa        Los Angeles County,
              California, Sales
              Tax Revenue,
              6.50% due 7/1/13                    1,000              1,079,700
                                                                  ------------

Transportation Revenue -- 16.8%
--------------------------------------------------------------------------------
Aa        Los Angeles County,
              California,
              Harbor Department
              Revenue, AMT,
              6.63% due 8/1/19                    1,000              1,095,760
Aaa       Los Angeles County,
              California
              Transportation,
              6.00% due 7/1/04                    1,000              1,108,020
Aa3       Orange County,
              California,
              Transportation
              Tax Authority,
              5.75% due 2/15/04                   1,000              1,075,940
Aaa       Puerto Rico
              Commonwealth
              Highway &
              Transportation
              Authority,
              5.50% due 7/1/13                    1,125              1,238,726
Aaa       Sacramento County,
              California, Airport
              System Authority,
              5.00% due 7/1/18                    2,000              2,005,180
Aa3       San Francisco,
              California,
              Transportation
              Tax Authority,
              5.25% due 7/1/17                    2,000              2,068,020
Aaa       San Francisco,
              California,
              International Airport
              Revenue, AMT,
              6.50% due 5/1/18                    3,240              3,637,030
Aaa       San Francisco, California,
              International Airport
              Revenue, AMT,
              6.60% due 5/1/20                    1,500              1,684,005
Aaa       San Mateo County,
              California,
              Transportation
              District,
              5.00% due 6/1/14                    2,250              2,310,953
                                                                  ------------
                                                                    16,223,634
                                                                  ------------

Utilities -- 18.4%
--------------------------------------------------------------------------------
Aa2       California State
              Department of
              Water Resources,
               7.00% due 12/1/11                    900              1,131,516
Aa2       California State
              Department of
              Water Resources,
              5.33% due 12/1/12                   1,125              1,182,049
Aa2       California State
              Department of
              Water Resources
              5.33% due 12/1/13                   1,840              1,917,206
Aaa       Central Valley,
              California,
              Cogeneration,
              5.25% due 7/1/12                    2,615              2,786,387
Aaa       East Bay California
              Municipal
              Utility District,
              5.25% due 6/1/17                    1,055              1,089,710
Aaa       Fresno, California,
              Sewer Revenue,
              6.25% due 9/1/14                    1,405              1,663,295
Aaa       Puerto Rico Electrical
              Power Authority,
              5.50% due 7/1/07                    1,000              1,105,520

CitiFunds California Tax Free Income Portfolio
PORTFOLIO OF INVESTMENTS (continued)                           December 31, 1998

Moody's
Bond                                           Principal
Rating                                          Amount
(Unaudited)         Issuer                  (000's omitted)            Value
--------------------------------------------------------------------------------
Aaa       Puerto Rico Electrical
              Power Authority,
              5.50% due 7/1/08                   $1,800            $ 2,002,374
Aaa       Southern California,
              Public Power
              Transmission
              Revenue,
              5.25% due 7/1/10                    4,580              4,954,003
                                                                  ------------
                                                                    17,832,060
                                                                  ------------

Total Municipal Bonds
 (Identified Cost $90,424,855)                                      90,750,957
                                                                  ------------

VARIABLE RATE DEMAND NOTES*
at AMORTIZED COST -- 9.8%
--------------------------------------------------------------------------------

A-1+      Alameda County,
              California,
              Industrial
              Development
              Authority, AMT,
              3.35% due 7/1/27                    1,050              1,050,000
VMIG-1    California
              Health Facilities
              Finance Authority,
              5.10% due 7/1/13                    2,160              2,160,000
VMIG-1    California
              Health Facilities
              Finance Authority,
              3.20% due 3/1/20                      350                350,000
VMIG-1    California
              Pollution Control
              Finance Authority,
              3.00% due 10/1/09                     100                100,000
VMIG-1    California
              Pollution Control
              Finance Authority,
              5.10% due 10/1/11                   1,500              1,500,000
VMIG-1    California
              Pollution Control
              Finance Authority,
              AMT,
              3.90% due 10/1/31                   1,000              1,000,000
VMIG-1    California
              State Economic
              Development
              Finance Authority,
              2.80% due 4/1/08                    1,500              1,500,000
VMIG-1    California Statewide
              Community
              Development
              Authority,
              3.05% due 6/1/26                      860                860,000
VMIG-1    California Statewide
              Community
              Development
              Authority,
              3.95% due 8/15/27                     400                400,000
A-1+      Covina California,
              Redevelopment Agency,
              2.90% due 12/1/15                     500                500,000
                                                                  ------------
Total Variable Rate
              Demand Notes at
              Amortized Cost                                         9,420,000
                                                                  ------------
Total Investments
    (Identified Cost
      $99,844,855)                                103.6%          $100,170,957
Other Assets,
    Less Liabilities                               (3.6)            (3,464,830)
                                                  -----           ------------
Net Assets                                        100.0%          $ 96,706,127
                                                  =====           ============


* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 day's notice.

AMT - Subject to Alternative Minimum Tax

See notes to financial statements

CitiFunds California Tax Free Income Portfolio
STATEMENT OF ASSETS AND LIABILITIES

December 31, 1998
================================================================================

Assets:
Investments, at value (Note 1A) (Identified Cost, $99,844,855)     $100,170,957
Cash                                                                     90,169
Receivable for shares of beneficial interest sold                     6,904,736
Interest receivable                                                   1,280,656
--------------------------------------------------------------------------------
   Total assets                                                     108,446,518
--------------------------------------------------------------------------------

Liabilities:
Payable for investments purchased                                    11,593,889
Payable for shares of beneficial interest repurchased                    48,007
Dividends payable                                                        98,495
--------------------------------------------------------------------------------
  Total liabilities                                                  11,740,391
--------------------------------------------------------------------------------
Net Assets for 9,593,679 shares of beneficial interest outstanding  $96,706,127
================================================================================

Net Assets Consist of:
Paid-in capital                                                     $96,380,098
Unrealized appreciation of investments                                  326,102
Accumulated net realized loss on investments                                (73)
--------------------------------------------------------------------------------
  Total                                                             $96,706,127
================================================================================

Net Asset Value, Offering Price and Redemption Price
  Per Share of Beneficial Interest                                       $10.08
================================================================================

See notes to financial statements

CitiFunds  California Tax Free Income Portfolio
STATEMENT OF OPERATIONS

For the period November 2, 1998 (Commencement of Operations)
to December 31, 1998
================================================================================

Investment Income (Note 1B):
Interest                                                              $451,689

Expenses:
Management fees (Note 2)                                 $ 54,235
Registration fees                                          33,235
Distribution fees (Note 3)                                 27,118
Audit fees                                                 26,500
Custody and fund accounting fees                           14,000
Shareholder reports                                         7,000
Transfer agent fees                                         6,000
Legal fees                                                  3,600
Trustees fees                                               1,000
Miscellaneous                                               1,000
--------------------------------------------------------------------------------
  Total expenses                                          173,688
Less aggregate amounts waived by the Manager
  and Distributor (Notes 2 and 3)                         (81,353)

Expenses assumed by the Sub-Administrator (Note 7)        (92,335)
--------------------------------------------------------------------------------
  Net expenses                                                              --
--------------------------------------------------------------------------------
Net investment income                                                  451,689
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investment transactions                               (73)
Net unrealized appreciation                                            326,102
--------------------------------------------------------------------------------
  Net realized and unrealized gain on investments                      326,029
--------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                  $777,718
================================================================================

See notes to financial statements

CitiFunds California Tax Free Income Portfolio
STATEMENT OF CHANGES IN NET ASSETS

For the period November 2, 1998 (Commencement of Operations) to December 31,1998
================================================================================
Increase (Decrease) in Net Assets from
Operations:
Net investment income                                                 $ 451,689
Net realized loss on investment transactions                                (73)
Net change in unrealized appreciation of investments                    326,102
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations                    777,718
--------------------------------------------------------------------------------
Dividends Declared to Shareholders from:
Net investment income                                                  (451,689)
--------------------------------------------------------------------------------
Transactions in Shares of Beneficial Interest (Note 5):
Net proceeds from sale of shares                                     96,250,028
Net asset value of shares issued to shareholders from
  reinvestment of dividends                                             353,195
Cost of shares repurchased                                             (223,125)
--------------------------------------------------------------------------------
Net increase in net assets from transactions
  in shares of beneficial interest                                   96,380,098
--------------------------------------------------------------------------------
Net Increase in Net Assets                                           96,706,127
--------------------------------------------------------------------------------
Net Assets:
Beginning of period                                                          --
--------------------------------------------------------------------------------
End of period                                                       $96,706,127
================================================================================

See notes to financial statements

CitiFunds California Tax Free Income Portfolio
FINANCIAL HIGHLIGHTS
                                                            November 2, 1998
                                                              (Commencement
                                                            of Operations) to
                                                            December 31, 1998
================================================================================
Net Asset Value, beginning of period                              $10.00
--------------------------------------------------------------------------------

Income From Operations:
Net investment income                                              0.069
Net realized and unrealized
  gain (loss) on investments                                       0.080
--------------------------------------------------------------------------------
    Total from operations                                          0.149
--------------------------------------------------------------------------------

Less Dividends From:
Net investment income                                             (0.069)
--------------------------------------------------------------------------------
Net Asset Value, end of period                                    $10.08
================================================================================

Ratios/Supplemental Data:
Net assets, end of period
  (000s omitted)                                                 $96,706
Ratio of expenses to average
  net assets                                                          0%*
Ratio of net investment income to average
  net assets                                                       4.16%*
Portfolio turnover                                                    1%
Total return (A)                                                   1.49%**

Note: If Agents of the Fund had not voluntarily agreed to waive all of their fees for the period, and the Sub-administrator had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

Net investment income per share                                   $0.042
Ratios:
Expenses to average net assets                                     1.60%*
Net investment income to
  average net assets                                               2.56%*
================================================================================

*    Annualized

**   Not annualized

(A) Total Return does not include the maximum sales charge of 4.50% effective January 4, 1999.

See notes to financial statements

CitiFunds California Tax Free Income Portfolio
NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies The CitiFunds California Tax Free Income Portfolio (the "Fund") is a separate non-diversified series of CitiFunds Tax Free Income Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Manager of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc ("CFBDS") acts as the Fund's Sub-Administrator and Distributor.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

     A. Investment Security Valuations Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

     B. Income Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes.

     C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. Dividends by the Fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

     D. Distributions The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the

CitiFunds California Tax Free Income Portfolio
NOTES TO FINANCIAL STATEMENTS


financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

     E. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     F. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis. Distributions to shareholders and shares issuable to shareholders electing to receive distributions in shares are recorded on the ex-dividend date.

2. Management Fees Citibank is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citigroup, Inc.

     The management fees paid to Citibank, are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.50% of the Funds' average daily net assets. The management fee amounted to $54,235, all of which was voluntarily waived for the period November 2, 1998 (Commencement of Operations) to December 31, 1998. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. Distribution Fees The Fund has adopted a Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund pays fees for distribution, sales and marketing and shareholder services at an annual rate not to exceed 0.25% of the Fund's average daily net assets. The Distribution fees amounted to $27,118 all of which was voluntarily waived for the period November 2, 1998 (Commencement of Operations) to December 31, 1998.

4. Purchases and Sales of Investments Purchases and sales of investments,  other
than  U.S.  Government   securities  and  short-term   obligations,   aggregated
$91,096,632 and $632,363, respectively.

CitiFunds California Tax Free Income Portfolio
NOTES TO FINANCIAL STATEMENTS (Continued)


5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value). Transactions in shares of beneficial interest were as follows:


                                                           For the period
                                                          November 2, 1998
                                                    (Commencement of Operations)
                                                        to December 31, 1998
================================================================================
Shares sold                                                    9,580,829
Shares issued to shareholders from
  reinvestment of dividends                                       34,970
Shares repurchased                                               (22,120)
--------------------------------------------------------------------------------
Net increase                                                   9,593,679
================================================================================

6. Federal Income Tax Basis of Investments The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 1998, as computed on a federal income tax basis, are as follows:

Aggregate cost                                               $99,844,855
================================================================================
Gross unrealized appreciation                                $   439,330
Gross unrealized depreciation                                   (113,228)
--------------------------------------------------------------------------------
Net unrealized appreciation                                  $   326,102
================================================================================


7. Assumption of Expenses CFBDS has voluntarily agreed to pay the unwaived expenses of the Fund for the period November 2, 1998 (Commencement of Operations) to December 31, 1998 which amounted to $92,335.

8. Line of Credit The Fund, along with other CitiFunds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the period November 2, 1998 (Commencement of Operations) to December 31, 1998, no commitment fee was allocated to the Fund. Since the line of credit was established there have been no borrowings.

9. Subsequent Event Effective January 4, 1999, the Fund will offer two classes of shares: Class A and Class B. Sharesof the Fund that are outstanding on January 4, 1999 will be classified as Class A shares. Investors purchasing shares of the Fund on or after January 4, 1999 may select Class A or Class B, with different sales charges and expense levels. The maximum sales load imposed on purchases of Class A shareswill be 4.50% and the maximum deferredsales loadon purchases of Class B will be 4.50%.

CitiFunds California Tax Free Income Portfolio
Independent Auditors' Report

To the Trustees and Shareholders of
CitiFunds California Tax Free Income Portfolio:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of CitiFunds California Tax Free Income Portfolio, a separate series of CitiFunds Tax Free Income Trust (the "Trust") (a Massachusetts business trust), as of December 31, 1998, the related statement of operations, the statement of changes in net assets and the financial highlights for the period November 2, 1998 (Commencement of Operations) to December 31, 1998. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of December 31, 1998 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CitiFunds California Tax Free Income Portfolio at December 31, 1998, the results of its operations, the changes in its net assets, and its financial highlights for the period November 2, 1998 (Commencement of Operations) to December 31, 1998 in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 8, 1999

                      This page intentionally left blank.

Trustees and Officers
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.

Secretary
Linda T. Gibson*

Treasurer
John R. Elder*

*Affiliated Person of Sub-Administrator and Distributor

Investment Manager
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

Distributor
CFBDS, Inc.
21 Milk Street, 5th Floor
Boston, MA 02109
(617) 423-1679

Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

Auditors
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

Legal Counsel
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

  THE CITIFUNDS FAMILY

  Large Cap Stocks

o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

  Small Cap Stocks

o CitiFunds Small Cap Value Portfolio
o CitiFunds Small Cap Growth Portfolio

  International Stocks

o CitiFunds International Growth & Income Portfolio
o CitiFunds International Growth Portfolio

  Growth with Income

o CitiFunds Balanced Portfolio

  Bonds

o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds Intermediate Income Portfolio
o CitiFunds National Tax Free Income Portfolio
o CitiFunds California Tax Free Income Portfolio
o CitiFunds New York Tax Free Income Portfolio

  Money Markets

o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves
o CitiFunds New York Tax Free Reserves

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

For more information contact your Service Agent or call 1-800-625-4554

CitiFunds are made available by CFBDS, Inc. as distributor.

(C)1999 Citicorp              [LOGO] Printed on recycled paper
                                                                   CFA/CAT/1298